{LOGO]

           ASTRA ADJUSTABLE RATE SECURITIES TRUSTS SEMI-ANNUAL REPORT

                                                                   June 16, 1997

Dear Shareholder:

The Astra Adjustable Rate Securities Trust I, I-A, and IV (the "Trusts") fiscal year began with the U.S. Federal Reserve not expected to increase interest rates as U.S. economic data showed little signs of above-average economic growth or inflationary pressures. However, beginning in late February, U.S. interest rates began to rise as investors' perception of future economic growth increased in conjunction with concerns of rising inflation brought about by the release of economic data for January and February 1997, including retail sales, housing starts, and the Consumer Price Index. The fear of a rise in U.S. interest rates was further exacerbated by statements by Federal Reserve governors alluding to a possible increase in the Federal Funds rate. In fact, on March 25, 1997, the Federal Reserve did indeed increase the Federal Funds rate by 0.25% to 5.50%. This increase, and the prospect for further interest rate increases, caused the U.S. 30-year bond yield to rise from a low of 6.35% on November 29, 1996 to 6.95% on April 30, 1997. During this same time period, the U.S. 2-year note yield rose from a low of 5.58% on November 29, 1996 to 6.27% on April 30, 1997.

Against this relatively hostile interest rate environment, we have attempted to preserve shareholder asset value by investing in high-quality, short duration adjustable-rate Agency mortgage securities. Currently, we plan to continue to take advantage of the relatively stable price performance of annually resetting adjustable-rate Agency mortgages, particularly high-coupon, short-duration GNMA and FHLMC securities. However, as the Trusts continue to experience redemptions, a portion of its assets will be invested in short-term U.S. government securities which have the ultimate effect of reducing yield.

On behalf of Astra, we want to thank you for giving us the opportunity to help you achieve your financial goals and objectives.

Sincerely,

Astra Management Corporation

------------------

Astra Adjustable Rate Securities Trusts invest all investable assets in the Astra Institutional Adjustable Rate Securities Portfolio. The Portfolio seeks to achieve its investment objective by investing in mortgage securities, issued or sponsored by commercial banks, savings and loan associations, mortgage bankers or other financial institutions, that have no government guarantee and that are senior or subordinated to other mortgage securities arising out of the same pool of mortgages. A majority of the Portfolio's assets are generally invested in Multi-Class Residential Mortgage Securities that are subordinated in some manner as to the payment of principal and/or interest to the holders of more Senior Securities. The Portfolio invests the remainder of its assets in (i) mortgage securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities or which are collateralized by or represent an interest in U.S. Government Mortgage Securities and (ii) certain other mortgage securities. The portion of assets invested in Subordinated Residential Mortgage Securities may entail greater risk than the portion invested in senior Mortgage Securities or U.S. Government Mortgage Securities. At least 65% of the Portfolio's total assets are normally invested in mortgage securities that are collateralized by loans with variable interest rates.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

            TABLE OF CONTENTS
------------------------------


ASTRA ADJUSTABLE RATE SECURITIES TRUST I
  Statement of Assets and Liabilities........................................................................          3
  Statement of Operations....................................................................................          3
  Statement of Changes in Net Assets.........................................................................          4
  Financial Highlights.......................................................................................          5

ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A
  Statement of Assets and Liabilities........................................................................          6
  Statement of Operations....................................................................................          6
  Statement of Changes in Net Assets.........................................................................          7
  Financial Highlights.......................................................................................          8

ASTRA ADJUSTABLE RATE SECURITIES TRUST IV
  Statement of Assets and Liabilities........................................................................          9
  Statement of Operations....................................................................................          9
  Statement of Changes in Net Assets.........................................................................         10
  Financial Highlights.......................................................................................         11

ASTRA ADJUSTABLE RATE SECURITIES TRUSTS
  Notes to Financial Statements..............................................................................         12

ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO
  Portfolio of Investments...................................................................................         17
  Statement of Assets and Liabilities........................................................................         18
  Statement of Operations....................................................................................         18
  Statement of Changes in Net Assets.........................................................................         19
  Financial Highlights.......................................................................................         20
  Notes to Financial Statements..............................................................................         21


------



            ASTRA ADJUSTABLE RATE SECURITIES TRUST I
            STATEMENT OF ASSETS AND LIABILITIES
            APRIL 30, 1997 (UNAUDITED)
  --------------------------------
ASSETS:
  Investments in securities at value* (identified cost $2,556,893) (Notes 1, 2A and 3).............  $   1,636,741
  Dividends receivable from Portfolio..............................................................          7,759
  Prepaid expenses.................................................................................          1,051
                                                                                                     -------------
      Total Assets.................................................................................      1,645,551
                                                                                                     -------------
LIABILITIES:
  Payable for capital stock redeemed...............................................................          8,546
  Accrued expenses.................................................................................         10,709
                                                                                                     -------------
      Total Liabilities............................................................................         19,255
                                                                                                     -------------
NET ASSETS.........................................................................................  $   1,626,296
                                                                                                     -------------
                                                                                                     -------------
Net asset value per share ($1,626,296/523,296 shares) (Note 6).....................................  $        3.11
                                                                                                     -------------
                                                                                                     -------------
At April 30, 1997 the components of net assets were as follows:
  Paid-in capital..................................................................................  $  21,567,864
  Accumulated net realized loss on investments.....................................................    (19,019,545)
  Accumulated net investment deficit...............................................................         (1,871)
  Net unrealized depreciation of investments.......................................................       (920,152)
                                                                                                     -------------
      Net Assets...................................................................................  $   1,626,296
                                                                                                     -------------
                                                                                                     -------------

------------------
* Investments of Astra Adjustable Rate Securities Trust I consist entirely of 35,604 shares of Astra Institutional Adjustable Rate Securities Portfolio. Cost for Federal income tax purposes is $2,556,893. See Notes 1 and 2A.

            STATEMENT OF OPERATIONS
            SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
------------------------------


INVESTMENT INCOME:
  INCOME:
    Dividends from Portfolio.......................................................................  $      50,246
    Other (Note 4A)................................................................................          5,933
                                                                                                     -------------
      Total Income.................................................................................         56,179
                                                                                                     -------------
  EXPENSES:
    Shareholders servicing costs...................................................................          9,520
    Registration fees..............................................................................          4,570
    Distribution expenses (Note 4A)................................................................          2,282
    Professional fees..............................................................................          2,246
    Insurance expense..............................................................................          1,573
    Amortization of organization expense (Note 2D).................................................          1,187
    Reports to shareholders........................................................................            992
    Miscellaneous expense..........................................................................            947
    Administrative servicing costs (Note 5)........................................................            913
    Trustees' fees.................................................................................            466
                                                                                                     -------------
      Total expenses...............................................................................         24,696
                                                                                                     -------------
         Net investment income.....................................................................         31,483
                                                                                                     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments...............................................................       (587,460)
    Net change in unrealized depreciation of investments...........................................        585,246
                                                                                                     -------------
      Net loss on investments......................................................................         (2,214)
                                                                                                     -------------
         Net increase in net assets resulting from operations......................................  $      29,269
                                                                                                     -------------
                                                                                                     -------------


                    See Notes to Trusts' Financial Statements
------


            ASTRA ADJUSTABLE RATE SECURITIES TRUST I
            STATEMENT OF CHANGES IN NET ASSETS
  --------------------------------

                                                                               SIX MONTHS ENDED
                                                                                APRIL 30, 1997          YEAR ENDED
                                                                                 (UNAUDITED)         OCTOBER 31, 1996
                                                                               ----------------      ----------------
OPERATIONS:
  Net investment income......................................................   $       31,483       $      169,811
  Net realized loss on investments...........................................         (587,460)          (3,175,937)
  Net change in unrealized depreciation of investments.......................          585,246            2,984,783
                                                                                --------------       --------------
  Net increase (decrease) in net assets resulting from operations............           29,269              (21,343)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($0.052 and $0.169 per share,
    respectively)............................................................          (31,483)            (186,221)
  Distributions in excess of net investment income ($0.003 per share)........           (1,871)                  --
  Distributions from paid-in capital ($0.005 per share)......................               --               (5,030)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in the number of
    outstanding shares (a)...................................................         (429,933)          (2,531,212)
                                                                                --------------       --------------
      Total decrease in net assets...........................................         (434,018)          (2,743,806)
Net assets at the beginning of the period....................................        2,060,314            4,804,120
                                                                                --------------       --------------
NET ASSETS at end of period (including accumulated net investment deficit of
  $1,871 and $0, respectively)...............................................   $    1,626,296       $    2,060,314
                                                                                --------------       --------------
                                                                                --------------       --------------

------------------
(a) A summary of capital share transactions is as follows:

                                                            SIX MONTHS ENDED                YEAR ENDED
                                                       APRIL 30, 1997 (UNAUDITED)        OCTOBER 31, 1996
                                                       --------------------------  -----------------------------
                                                         SHARES        VALUE          SHARES          VALUE
                                                       ----------  --------------  ------------  ---------------
Shares issued in reinvestment of distributions to
  shareholders.......................................       4,306  $       13,363        23,488  $        74,319
Shares repurchased...................................    (142,625)       (443,296)     (835,943)      (2,605,531)
                                                       ----------  --------------  ------------  ---------------
  Net decrease.......................................    (138,319) $     (429,933)     (812,455) $    (2,531,212)
                                                       ----------  --------------  ------------  ---------------
                                                       ----------  --------------  ------------  ---------------


                    See Notes to Trusts' Financial Statements

 ------

4


            ASTRA ADJUSTABLE RATE SECURITIES TRUST I
            FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------


                                                                                                               NOVEMBER 27, 1991
                                                                                                               (COMMENCEMENT OF
                                       SIX MONTHS ENDED                   YEAR ENDED OCTOBER 31                 OPERATIONS) TO
                                        APRIL 30, 1997         --------------------------------------------        OCTOBER 31,
                                          (UNAUDITED)          1996         1995         1994          1993            1992
                                       ---------------         ----         ----         ----          ----    -----------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period......................           $   3.110         $   3.260    $   6.470     $   7.210     $   7.250    $   7.350
                                         ---------         ---------    ---------     ---------     ---------    ---------
Income (loss) from investment
  operations--
  Net investment income.......               0.051             0.169        0.224 (e)     0.357         0.475        0.524
  Net realized and unrealized
    loss on investments.......               0.004            (0.145)      (3.066)(e)    (0.688)       (0.002)      (0.052)
                                         ---------         ---------    ---------     ---------     ---------    ---------
    Total from investment
      operations..............               0.055             0.024       (2.842)       (0.331)        0.473        0.472
                                         ---------         ---------    ---------     ---------     ---------    ---------
Less distributions--
  Distributions from net
    investment income.........               0.052             0.169        0.260         0.409         0.513        0.524
  Distributions in excess of
    net investment income.....               0.003                --           --            --            --           --
  Distributions from paid-in
    capital...................                  --             0.005        0.108            --            --        0.048
                                         ---------         ---------    ---------     ---------     ---------    ---------
    Total distributions.......               0.055             0.174        0.368         0.409         0.513        0.572
                                         ---------         ---------    ---------     ---------     ---------    ---------
Net asset value, end of
  period......................           $   3.110         $   3.110    $   3.260     $   6.470     $   7.210    $   7.250
                                         ---------         ---------    ---------     ---------     ---------    ---------
                                         ---------         ---------    ---------     ---------     ---------    ---------
TOTAL RETURN (F)..............                1.79%             0.85%      (45.38%)       (4.85%)        6.74%        7.18%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)..............           $   1,626         $   2,060    $   4,804     $  59,809     $  63,121    $  53,187
Ratio to average net assets--
  Expenses....................                2.71%(a)(b)       1.59%(b)     1.32%(b)      1.34%(b)      1.36%(b)     1.38%(a)(b)(c)
  Net investment income.......                3.45%(a)          5.73%        4.68%         5.02%         6.59%        7.63%(a)(d)
Portfolio turnover rate.......                   4%                9%           9%           30%            7%           4%


------------------
(a) Annualized.

(b) Ratio of expenses to average net assets excludes 1.13% (a), 0.73%, 1.09%, 0.76% and 0.76%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust I.

(c) Ratio of expenses to average net assets prior to expense waivers was 1.46%(a).

(d) Ratio of net investment income to average net assets prior to expense waivers was 7.55%(a).

(e) Based upon average shares outstanding throughout the period.

(f) Calculated without the deduction of sales charges.


                    See Notes to Trusts' Financial Statements

------

            ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A
            STATEMENT OF ASSETS AND LIABILITIES
            APRIL 30, 1997 (UNAUDITED)
------------------------------


ASSETS:
  Investments in securities at value* (identified cost $7,829,670) (Notes 1, 2A and 3).............  $   4,668,584
  Dividends receivable from Portfolio..............................................................         22,437
  Deferred organization expense (net of accumulated amortization of $49,366) (Note 2D).............            305
  Prepaid expenses.................................................................................          1,505
                                                                                                     -------------
         Total Assets..............................................................................      4,692,831
                                                                                                     -------------
LIABILITIES:
  Payable for capital stock redeemed...............................................................         12,098
  Accrued expenses.................................................................................         25,106
                                                                                                     -------------
         Total Liabilities.........................................................................         37,204
                                                                                                     -------------
NET ASSETS.........................................................................................  $   4,655,627
                                                                                                     -------------
                                                                                                     -------------
Net asset value per share ($4,655,627/1,509,440 shares) (Note 6)...................................  $        3.08
                                                                                                     -------------
                                                                                                     -------------
At April 30, 1997 the components of net assets were as follows:
  Paid-in capital..................................................................................  $  59,285,796
  Accumulated net realized loss on investments.....................................................    (51,458,414)
  Accumulated net investment deficit...............................................................        (10,669)
  Net unrealized depreciation of investments.......................................................     (3,161,086)
                                                                                                     -------------
      Net Assets...................................................................................  $   4,655,627
                                                                                                     -------------
                                                                                                     -------------

------------------
* Investments of Astra Adjustable Rate Securities Trust I-A consist entirely of 101,555 shares of Astra Institutional Adjustable Rate Securities Portfolio. Cost for Federal income tax purposes is $7,829,670. See Notes 1 and 2A.

            STATEMENT OF OPERATIONS
            SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
------------------------------


INVESTMENT INCOME:
  INCOME:
    Dividends from Portfolio........................................................................  $    149,098
                                                                                                      ------------
EXPENSES:
    Distribution expenses (Note 4A).................................................................        27,113
    Shareholders servicing costs....................................................................        25,542
    Professional fees...............................................................................         5,265
    Registration fees...............................................................................         5,112
    Insurance expense...............................................................................         4,854
    Amortization of organization expense (Note 2D)..................................................         3,092
    Reports to shareholders.........................................................................         3,072
    Administrative servicing costs (Note 5).........................................................         2,711
    Trustees' fees..................................................................................         1,428
    Miscellaneous...................................................................................         1,102
                                                                                                      ------------
         Total expenses.............................................................................        79,291
                                                                                                      ------------
           Net investment income....................................................................        69,807
                                                                                                      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments................................................................    (2,177,828)
    Net change in unrealized depreciation of investments............................................     2,172,004
                                                                                                      ------------
         Net loss on investments....................................................................        (5,824)
                                                                                                      ------------
           Net increase in net assets resulting from operations.....................................  $     63,983
                                                                                                      ------------
                                                                                                      ------------

                    See Notes to Trusts' Financial Statements

------

            ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A
            STATEMENT OF CHANGES IN NET ASSETS
------------------------------

                                                                               SIX MONTHS ENDED
                                                                                APRIL 30, 1997      YEAR ENDED
                                                                                 (UNAUDITED)     OCTOBER 31, 1996
                                                                               ----------------  ----------------
OPERATIONS:
  Net investment income......................................................   $       69,807    $      407,250
  Net realized loss on investments...........................................       (2,177,828)       (8,867,330)
  Net change in unrealized depreciation of investments.......................        2,172,004         8,278,896
                                                                                --------------    --------------
  Net increase (decrease) in net assets resulting from operations............           63,983          (181,184)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($0.038 and $0.126 per share,
     respectively)...........................................................          (69,807)         (414,577)
  Distributions in excess of net investment income ($0.006 per share)........          (10,669)               --
  Distributions from paid-in capital ($0.039 per share)......................               --          (130,045)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in the number of
     outstanding shares (a)..................................................       (1,583,624)       (7,343,974)
                                                                                --------------    --------------
       Total decrease in net assets..........................................       (1,600,117)       (8,069,780)
Net assets at the beginning of the period....................................        6,255,744        14,325,524
                                                                                --------------    --------------
NET ASSETS at end of period (including accumulated net investment deficit of
  $10,669 and $0, respectively)..............................................   $    4,655,627    $    6,255,744
                                                                                --------------    --------------
                                                                                --------------    --------------

------------------
(a) A summary of capital share transactions is as follows:

                                                        SIX MONTHS ENDED                   YEAR ENDED
                                                   APRIL 30, 1997 (UNAUDITED)           OCTOBER 31, 1996
                                                  ----------------------------  --------------------------------
                                                     SHARES         VALUE           SHARES           VALUE
                                                  ------------  --------------  --------------  ----------------
Shares issued in reinvestment of distributions
  to shareholders...............................        11,744  $       36,317          80,411  $        253,592
Shares repurchased..............................      (524,590)     (1,619,941)     (2,425,657)       (7,597,566)
                                                  ------------  --------------  --------------  ----------------
  Net decrease..................................      (512,846) $   (1,583,624)     (2,345,246) $     (7,343,974)
                                                  ------------  --------------  --------------  ----------------
                                                  ------------  --------------  --------------  ----------------

                    See Notes to Trusts' Financial Statements

------

            ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A
            FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------


                                                                                                               MAY 19, 1992
                                                                                                             (COMMENCEMENT OF
                                   SIX MONTHS ENDED                   YEAR ENDED OCTOBER 31                   OPERATIONS) TO
                                    APRIL 30, 1997         --------------------------------------------         OCTOBER 31,
                                      (UNAUDITED)          1996         1995         1994          1993             1992
                                   ---------------         ----         ----         ----          ----      ----------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning
  of period................         $   3.090          $   3.280    $   6.490     $   7.240     $   7.260       $    7.290
                                    ---------          ---------    ---------     ---------     ---------       ----------
Income (loss) from
  investment operations--
  Net investment
    income.................             0.038              0.126        0.169 (e)     0.348         0.474            0.252
  Net realized and
    unrealized gain (loss)
    on investments.........            (0.004)            (0.151)      (3.032)(e)    (0.694)        0.018           (0.004)
                                    ---------          ---------    ---------     ---------     ---------       ----------
    Total from investment
      operations...........             0.034             (0.025)      (2.863)       (0.346)        0.492            0.248
                                    ---------          ---------    ---------     ---------     ---------       ----------
Less distributions--
  Distributions from net
    investment income......             0.038              0.126        0.184         0.404         0.512            0.252
  Distributions in excess
    of net investment
    income.................             0.006                 --           --            --            --               --
  Distributions from
    paid-in capital........                --              0.039        0.163            --            --            0.026
                                    ---------          ---------    ---------     ---------     ---------       ----------
    Total distributions....             0.044              0.165        0.347         0.404         0.512            0.278
                                    ---------          ---------    ---------     ---------     ---------       ----------
Net asset value, end of
  period...................         $   3.080          $   3.090    $   3.280     $   6.490     $   7.240       $    7.260
                                    ---------          ---------    ---------     ---------     ---------       ----------
                                    ---------          ---------    ---------     ---------     ---------       ----------
TOTAL RETURN (F)...........              1.11%             (0.72%)     (45.46%)       (5.05%)       7.01%             7.63%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)...........         $   4,656          $   6,256    $  14,326     $ 153,802    $ 178,769        $   57,311
Ratio to average net
  assets--
  Expenses.................              2.92%(a)(b)        2.18%(b)     1.76%(b)      1.43%(b)     1.14%(b)(c)       1.18%(a)(b)(c)
  Net investment
    income.................              2.57%(a)           4.49%        3.51%         4.88%        6.40%             6.86%(a)(d)
Portfolio turnover rate....                 4%                 7%           4%           23%           0%                0%


------------------
(a) Annualized.

(b) Ratio of expenses to average net assets excludes 1.13%(a), 0.73%, 1.09%, 0.76% and 0.76%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust I-A.

(c) Ratio of expenses to average net assets prior to expense waivers was 1.16% and 1.28%(a).

(d) Ratio of net investment income to average net assets prior to expense waivers was 6.38% and 6.76%(a), respectively.

(e) Based upon average shares outstanding throughout the period.

(f) Calculated without the deduction of sales charges.

                   See Notes to Trusts' Financial Statements

------

            ASTRA ADJUSTABLE RATE SECURITIES TRUST IV
            STATEMENT OF ASSETS AND LIABILITIES
            APRIL 30, 1997 (UNAUDITED)
------------------------------



ASSETS:
  Investments in securities at value* (identified cost $2,473,418) (Notes 1, 2A and 3).............  $   1,694,634
  Dividends receivable from Portfolio..............................................................          7,991
  Deferred organization expense (net of accumulated amortization of $41,338) (Note 2D).............         10,529
  Prepaid expenses.................................................................................          1,133
                                                                                                     -------------
      Total Assets.................................................................................      1,714,287
                                                                                                     -------------
LIABILITIES:
  Payable for capital stock redeemed...............................................................         21,483
  Accrued expenses.................................................................................         11,738
                                                                                                     -------------
      Total Liabilities............................................................................         33,221
                                                                                                     -------------
NET ASSETS.........................................................................................  $   1,681,066
                                                                                                     -------------
                                                                                                     -------------
Net asset value per share ($1,681,066/533,025 shares) (Note 6).....................................  $        3.15
                                                                                                     -------------
                                                                                                     -------------
At April 30, 1997 the components of net assets were as follows:
  Paid-in capital..................................................................................     30,106,020
  Accumulated net realized loss on investments.....................................................    (27,640,010)
  Accumulated net investment deficit...............................................................         (6,160)
  Net unrealized depreciation of investments.......................................................       (778,784)
                                                                                                     -------------
      Net Assets...................................................................................  $   1,681,066
                                                                                                     -------------
                                                                                                     -------------

------------------
* Investments of Astra Adjustable Rate Securities Trust IV consist entirely of 36,863 shares of Astra Institutional Adjustable Rate Securities Portfolio. Cost for Federal income tax purposes is $2,473,418. See Notes 1 and 2A.

            STATEMENT OF OPERATIONS
            SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
------------------------------


INVESTMENT INCOME:
  INCOME:
    Dividends from Portfolio.......................................................................  $      53,820
                                                                                                     -------------
  EXPENSES:
    Shareholders servicing costs...................................................................          6,686
    Distribution expenses (Note 4B)................................................................          5,899
    Amortization of organization expense (Note 2D).................................................          5,139
    Registration fees..............................................................................          4,725
    Professional fees..............................................................................          2,435
    Insurance expense..............................................................................          1,694
    Reports to shareholders........................................................................          1,092
    Administrative servicing costs (Note 5)........................................................            983
    Miscellaneous expense..........................................................................            275
    Trustees' fees.................................................................................            516
                                                                                                     -------------
      Total expenses...............................................................................         29,444
                                                                                                     -------------
         Net investment income.....................................................................         24,376
                                                                                                     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments...............................................................     (1,023,750)
    Net change in unrealized depreciation of investments...........................................      1,021,739
                                                                                                     -------------
      Net loss on investments......................................................................         (2,011)
                                                                                                     -------------
         Net increase in net assets resulting from operations......................................  $      22,365
                                                                                                     -------------
                                                                                                     -------------

                    See Notes to Trusts' Financial Statements

------

            ASTRA ADJUSTABLE RATE SECURITIES TRUST IV
            STATEMENT OF CHANGES IN NET ASSETS
 --------------------------------


                                                                               SIX MONTHS ENDED
                                                                                APRIL 30, 1997      YEAR ENDED
                                                                                 (UNAUDITED)     OCTOBER 31, 1996
                                                                               ----------------  ----------------
OPERATIONS:
  Net investment income......................................................   $       24,376    $      151,981
  Net realized loss on investments...........................................       (1,023,750)       (2,666,436)
  Net change in unrealized depreciation of investments.......................        1,021,739         2,479,965
                                                                                --------------    --------------
  Net increase (decrease) in net assets resulting from operations............           22,365           (34,490)

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($0.038 and $0.153 per share,
    respectively)............................................................          (24,376)         (162,375)
  Distributions in excess of net investment income ($0.009 per share)........           (6,160)               --
  Distributions from paid-in capital ($0.019 per share)......................               --           (20,078)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in the number of
    outstanding shares (a)...................................................         (592,258)       (2,044,893)
                                                                                --------------    --------------
      Total decrease in net assets...........................................         (600,429)       (2,261,836)
Net assets at the beginning of the period....................................        2,281,495         4,543,331
                                                                                --------------    --------------
NET ASSETS at end of period (including accumulated net investment deficit of
  $6,160 and $0, respectively)...............................................   $    1,681,066    $    2,281,495
                                                                                --------------    --------------
                                                                                --------------    --------------

------------------
(a) A summary of capital share transactions is as follows:

                                                        SIX MONTHS ENDED                   YEAR ENDED
                                                   APRIL 30, 1997 (UNAUDITED)           OCTOBER 31, 1996
                                                  ----------------------------  --------------------------------
                                                     SHARES         VALUE           SHARES           VALUE
                                                  ------------  --------------  --------------  ----------------
Shares issued in reinvestment of distributions
  to shareholders...............................         5,226  $       16,512          35,315  $        113,437
Shares repurchased..............................      (192,585)       (608,770)       (675,758)       (2,158,330)
                                                  ------------  --------------  --------------  ----------------
  Net decrease..................................      (187,359) $     (592,258)       (640,443) $     (2,044,893)
                                                  ------------  --------------  --------------  ----------------
                                                  ------------  --------------  --------------  ----------------


                    See Notes to Trusts' Financial Statements

------

            ASTRA ADJUSTABLE RATE SECURITIES TRUST IV
            FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------

                                                                                                   MAY 7, 1993
                                                                                                (COMMENCEMENT OF
                                SIX MONTHS ENDED       YEAR ENDED OCTOBER 31,                     OPERATIONS) TO
                                 APRIL 30, 1997    -------------------------------                  OCTOBER 31,
                                   (UNAUDITED)          1996          1995            1994              1993
                                -----------------    ---------     ---------       ---------      --------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period......................      $   3.170        $   3.340     $   6.680       $   7.400        $      7.350
                                    ---------        ---------     ---------       ---------        ------------
Income (loss) from investment
  operations--
  Net investment income.......          0.038            0.153         0.210(e)        0.415               0.208
  Net realized and unrealized
    gain (loss) on
    investments...............         (0.011)          (0.151)       (3.173)(e)      (0.728)              0.050
                                    ---------        ---------     ---------       ---------        ------------
    Total from investment
      operations..............          0.027            0.002        (2.963)         (0.313)              0.258
                                    ---------        ---------     ---------       ---------        ------------
Less distributions--
  Distributions from net
    investment income.........          0.038            0.153         0.211           0.407               0.208
  Distributions in excess of
    net investment income.....          0.009               --            --              --                  --
  Distributions from paid-in
    capital...................             --            0.019         0.166              --                  --
                                    ---------        ---------     ---------       ---------        ------------
    Total distributions.......          0.047            0.172         0.377           0.407               0.208
                                    ---------        ---------     ---------       ---------        ------------
Net asset value, end of
  period......................      $   3.150        $   3.170     $   3.340       $   6.680        $      7.400
                                    ---------        ---------     ---------       ---------        ------------
                                    ---------        ---------     ---------       ---------        ------------
TOTAL RETURN (F)..............           0.86%            0.14%       (45.78%)         (4.47%)              7.28%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..................      $   1,681        $   2,281     $   4,543       $  77,411        $    126,708
Ratio to average net assets--
  Expenses....................           3.06%(a)(b)      1.57%(b)      1.37%(b)(c)     0.65%(b)(c)         0.50%(a)(b)(c)
  Net investment income.......           2.48%(a)         5.07%         4.26%(d)        5.58%(d)            5.56%(a)(d)
Portfolio turnover rate.......             17%              10%            3%             70%                  0%

------------------
(a) Annualized.
(b) Ratio of expenses to average net assets excludes 1.13%(a), 0.73%, 1.09%, 0.76% and 0.76%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust IV.
(c) Ratio of expenses to average net assets prior to expense waivers was 1.42%, 0.86% and 0.75%(a), respectively.
(d) Ratio of net investment income to average net assets prior to expense waivers was 4.20%, 5.37% and 5.31%(a), respectively.
(e) Based upon average shares outstanding throughout the period.
(f) Calculated without the deduction of sales charges.

                   See Notes to Trusts' Financial Statements

------

            ASTRA ADJUSTABLE RATE SECURITIES TRUSTS
            NOTES TO FINANCIAL STATEMENTS
            APRIL 30, 1997 (UNAUDITED)
------------------------------

NOTE 1--ORGANIZATION

Astra Strategic Investment Series (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. On September 15, 1994 the Company's shareholders approved a change in the Company's Declaration of Trust to permit the creation of additional classes of shares of each of the Trust's series. Currently, the Company has authorized an unlimited number of shares of beneficial interest without par value and at April 30, 1997 had outstanding a single class of shares in seven series: Astra Adjustable Rate Securities Trust I, I-A and IV (collectively, the "Astra Adjustable Rate Securities Trusts" or the "Trusts"), Astra Adjustable U.S. Government Securities Trust I, I-A, II and IV (collectively, the "Astra Adjustable U.S. Government Securities Trusts"), all of which are non-diversified series. Effective March 1, 1995, the Trusts discontinued the public offering of their shares.

The Trusts' investment objective is to seek high current income consistent with low volatility of principal. The Trusts' seek to achieve this objective by investing all of their investable assets in the Astra Institutional Adjustable Securities Portfolio (the "Portfolio"), a non-diversified series of Astra Institutional Securities Trust ("AIST") with the same investment objective as the Trusts. The Portfolio seeks to achieve its investment objective by investing in mortgage securities, issued or sponsored by commercial banks, savings and loan associations, mortgage bankers or other financial institutions, that have no government guarantee and that are senior or subordinated to other mortgage securities arising out of the same pool of mortgages. The Portfolio and Trusts have experienced a reduction in net asset values per share due to adverse market conditions for adjustable rate mortgage securities, including subordinated residential mortgage securities. Although Astra Management Corp. (the "Manager") believes that under normal market conditions the Portfolio's and Trusts' investment objective can be achieved, there can be no assurance that the adverse market conditions will not continue. In addition, as the Trusts have experienced a high rate of shareholders redemptions, cash and cash equivalents have been maintained in order to meet such redemptions, which has the effect of reducing yield. The Manager intends to maintain this position until such time as the market for subordinated residential mortgage securities normalizes and redemption rates stabilize. There can be no assurance that the Trusts' or Portfolio's investment objective will be achieved.

The value of the Trusts' investment in the Portfolio reflects their proportionate interest in the net assets of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included in this report and should be read in conjunction with the financial statements of the Trusts.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

  A. SECURITY VALUATION. The investment policy of the Trusts is to invest in shares of the Portfolio. Shares of the Portfolio held by the Trusts are valued at the net asset value then determined by the Portfolio. A valuation committee of the Board of Trustees of AIST is responsible for establishing security valuation policies, reviewing the valuation of portfolio securities, monitoring the level of illiquid securities and reviewing liquidity determinations for securities held by the Portfolio. AIST considers to be illiquid all securities which cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio values the security. Additionally, interest rate swap contracts, interest-only and principal-only mortgage

------
     backed securities, and special hazard certificates are treated as illiquid securities in accordance with Securities and Exchange Commission policy. Liquid securities are valued primarily using prices provided by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield and other data relating to instruments or securities with similar characteristics, and secondarily based upon market quotations and/or other available information. Securities for which reliable market information or pricing service quotes are not readily available, including illiquid securities, are valued at fair value as determined in good faith by, or under procedures established by, the Board of Trustees of AIST which procedures may include the delegation of certain responsibilities regarding valuation to the Manager. The Manager reports, as necessary, to the Trustees of AIST regarding portfolio valuation determinations.

     Short-term securities with less than sixty days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis by the Portfolio when the Trustees of AIST have determined that amortized cost is fair value.

  B. FEDERAL INCOME TAXES. The Trusts intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no Federal income tax provision is required.

  C. SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS. As is common in the industry, security transactions of the Portfolio and Trusts are accounted for on the trade date. Interest income on adjustable rate mortgage securities is recorded on the accrual basis at current interest rates. Dividends to shareholders of the Portfolio from net investment income are declared daily and reinvested monthly.

     Dividends to shareholders of the Trusts from net investment income are declared and paid or reinvested monthly. Discounts and premiums on Portfolio debt securities are amortized in accordance with the provisions of the Internal Revenue Code.

  D. DEFERRED ORGANIZATION EXPENSES. All of the expenses incurred in connection with the organization of the Trusts are being borne ratably by the Trusts and are being amortized on a straight-line basis over periods of five years from the date of commencement of operations.

  E. USE OF ESTIMATES. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and revenues and expenses during the period. Actual results could differ from those estimates.

NOTE 3--INVESTMENTS

For the six months ended April 30, 1997, the cost of purchases and the proceeds from sales of investments in the Portfolio were as follows:


                             PURCHASES       SALES
                            -----------  -------------
Trust I...................  $    80,745  $     504,429
Trust I-A.................      197,430      1,875,440
Trust IV..................      327,243        890,826


At October 31, 1996 the Trusts had capital loss carryforwards for federal income tax purposes as follows:


                           CAPITAL LOSS         EXPIRES
                           CARRYFORWARD       OCTOBER 31,
                          --------------     -------------
Trust I.................  $   15,256,000         2003
                               3,176,000         2004
                          --------------
                          $   18,432,000
                          --------------
                          --------------

Trust I-A...............  $       54,000         2002
                              40,359,000         2003
                               8,868,000         2004
                          --------------
                          $   49,281,000
                          --------------
                          --------------


------

Trust IV................  $    1,212,000         2002
                              22,738,000         2003
                               2,666,000         2004
                          --------------
                          $   26,616,000
                          --------------
                          --------------

NOTE 4--DISTRIBUTION PLANS

  A. TRUST I AND TRUST I-A DISTRIBUTION PLANS. Trust I and Trust I-A have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plans"), whereby they will provide daily compensation to Astra Fund Distributors Corp., the Trusts' principal underwriter (the "Principal Underwriter") in the form of sales commissions equal to 4% of the amount received by Trust I for each share sold and 5% of the amount received by Trust I-A for each share sold (excluding reinvestment of dividends and distributions) plus an interest fee calculated by applying the rate of 1% over prime rate to the outstanding balance of Uncovered Distribution Charges. Daily compensation payments will be made monthly and are limited to an annual rate of 0.75% of each Trust's daily net assets. During the six months ended April 30, 1997, the Principal Underwriter earned daily compensation of $20,335 from Trust I-A. At April 30, 1997, Uncovered Distribution Charges (cumulative sales commissions and interest fees reduced by cumulative daily compensation and contingent deferred sales charges paid to the Principal Underwriter) were $3,385,484 for Trust I-A.

     On November 1, 1994, Trust I had no Uncovered Distribution Charges pursuant to the Distribution Plan and, accordingly, discontinued the accrual of daily compensation payments. The Distribution Plan also contains provisions which contractually obligate the Principal Underwriter to reimburse Trust I, to the extent it has collected contingent deferred sales charges from redeeming shareholders when there were no such Uncovered Distribution Charges, for Trust I's pro rata share of the Portfolio's investment management fee. This management fee is calculated at .65% of the Portfolio's average daily net assets. During the six months ended April 30, 1997, such reimbursement amounted to $5,933 which is included in other income in the accompanying financial statements of Trust I.

     The Distribution Plans also provide for monthly payments to the Principal Underwriter of a trail or maintenance fee in an amount equal to an annual rate of 0.25% of the daily net assets of Trust I and Trust I-A. During the six months ended April 30, 1997, the Principal Underwriter earned maintenance fees of $2,282 from Trust I and $6,778 from Trust I-A.

  B. TRUST IV DISTRIBUTION PLAN. Trust IV has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"), whereby Trust IV may pay up to a maximum annual rate of 0.60% of its average daily net assets to the Principal Underwriter as reimbursement for expenses incurred in the distribution of the shares of Trust IV. Pursuant to the Distribution Plan, the Principal Underwriter is entitled to reimbursement each month (up to a maximum of 0.60% of Trust IV's daily net assets) for its actual expenses incurred in the distribution and promotion of Trust IV's shares, including the printing of prospectuses used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution related expenses, including any distribution or service fees paid to security dealers and others who have executed a distribution or service agreement with the Principal Underwriter. The Distribution Plan provides that the Principal Underwriter may include as distribution expenses a portion of its overhead expenses directly attributable to the distribution of Trust IV's shares, including personnel and out-of-pocket costs. The Distribution Plan permits the Principal Underwriter to carryforward for a maximum of three years (without carrying charges)

------
     distribution expenses covered by the Distribution Plans for which it has not yet received reimbursement. At April 30, 1997, the Principal Underwriter had incurred $1,018,232 of distribution expenses in excess of amounts currently reimbursable by Trust IV. During the six months ended April 30, 1997, the Principal Underwriter received distribution expense reimbursements of $5,899 from Trust IV. Distribution expenses incurred by the Principal Underwriter included $228 for the salaries and related costs of certain of its employees involved in the sales of Trust IV's shares.

NOTE 5--INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trusts invest substantially all of their assets in the Portfolio, which has the same investment objective as each of the Trusts. The Trustees of AIST establish the Portfolio's investment policies and supervise and review the operations and management of the Portfolio. For furnishing the Portfolio with investment advice and investment management and administrative services with respect to the Portfolio's assets, including making specific recommendations as to the purchase and the sale of portfolio securities, furnishing requisite office space and personnel, and in general supervising and managing the Portfolio's investments subject to the ultimate supervision and direction of AIST's Trustees, the Manager is paid monthly a fee equal to 0.65% per annum of the first $500 million of average daily net assets of the Portfolio. The annual rate is reduced to 0.60% on net assets from $500 million to $1 billion and to 0.55% on net assets over $1 billion. The management fees paid by the Portfolio to the Manager are expenses of the Portfolio and reduce the net investment income available for distribution by the Portfolio to the Trusts. The Manager has agreed to reimburse the Portfolio and Trusts to the extent required so that the aggregate expenses do not exceed the expense limitations applicable under the securities laws or regulations of those states or jurisdictions in which the Trusts' shares are registered or qualified for sale.

The Trusts have retained Atlas Holdings Group Inc. (The "Administrator") to provide administration for the Trusts pursuant to an administraton agreement. These administrative services include supervising the preparation and filing of all documents required for compliance by the Trusts with applicable laws and regulations, supervising the maintenance of books and records and other general and administrative responsibilities. For providing these services the Administrator receives a fee equal to 0.10% of each Trust's average daily net assets.

Certain officers and trustees of the Company are also officers and/or directors/trustees of AIST, the Administrator, the Manager, and the Principal Underwriter.

NOTE 6--EARLY WITHDRAWAL CHARGES

Shares of Trust I, Trust I-A and Trust IV which are redeemed may be subject to a contingent deferred sales charge. The contingent deferred sales charge is not imposed on shares acquired through the reinvestment of dividends and distributions or on the appreciation of the value of shares acquired over their purchase price. Redemption proceeds are applied first against shares not subject to the contingent deferred sales charge for purposes of calculating such charge. The contingent deferred sales charges are paid by the redeeming shareholder to the Principal Underwriter at the time of redemption. The contingent deferred sales charges for Trust I and Trust I-A are imposed at the rate of 4% for redemptions in the first year after purchase, declining to 3%, 2%, and 1% in the second, third and fourth years, respectively. The contingent deferred sales charges for Trust IV are imposed at the rate of 0.25% of redemptions within 3 months of the date of purchase. During the six months ended April 30, 1997, the Principal Underwriter received contingent deferred sales charges of $10,760 from redemptions of Trust I-A shares, and $-0- from redemptions of Trust IV shares.

NOTE 7--LEGAL MATTERS

Between December 1994 and July 1995, various complaints were filed by certain shareholders of

------
the Astra Adjustable Rate Securities Trusts and the Astra Adjustable U.S. Government Securities Trusts (collectively, the "Astra Trusts") in the United States District Court for the Central District of California and in the Superior Court for the State of California against the Company and certain of its officers and trustees, AIST and certain of its officers and trustees, Astra Management Corporation, Astra Fund Distributors Corporation, and, Atlas Holdings Group Inc. and its principal stockholder and certain of its employees. These complaints have been consolidated in the United States District Court for the Central District of California in the matter referred to as "In re Pilgrim Securities Litigation."

The complaints alleged violations of the Securities Act of 1933 and the Investment Company Act of 1940 relating principally to disclosure concerning pricing and liquidity of portfolio securities held by the Portfolios of AIST. In August 1996, the parties reached a tentative settlement which provided for a dismissal of all claims with prejudice and the release of all defendants from liability arising from the litigation upon court approval. The settlement was subsequently approved by the court in March 1997 and, as a consequence, all claims were dismissed.

------

            ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO PORTFOLIO OF INVESTMENTS AS OF APRIL 30, 1997 (UNAUDITED)
------------------------------

                                                                                                       MARKET
 PRINCIPAL                                                                   INTEREST                  VALUE
   AMOUNT                                                                      RATE*     MATURITY    (NOTE 2A)
------------                                                                 --------   ---------    -----------
              ADJUSTABLE RATE MORTGAGE SECURITIES: 96.4%
              U.S. GOVERNMENT AGENCY SECURITIES: 96.4%
$    708,924  Federal Home Loan Mtge. Corp., Pool 845249.............        7.818%      11/01/22    $   732,851
   1,657,410  Federal Home Loan Mtge. Corp., Pool 635244.............        7.725%      03/01/25      1,699,881
     842,157  Federal National Mtge. Assoc., Pool 190880.............        6.100%      11/01/28        833,209
     471,578  Federal National Mtge. Assoc., Pool 60680..............        6.071%      02/01/28        466,567
     479,075  Government National Mtge. Assoc., Pool 8421............        7.125%      05/20/24        489,854
   2,996,718  Government National Mtge. Assoc., Pool 8963............        7.500%      08/20/26      3,092,238
     415,114  Government National Mtge. Assoc., Pool 80001...........        7.500%      10/20/26        428,606
                                                                                                     -----------
              Total U.S. Government Agency Securities................                                  7,743,206
                                                                                                     -----------

              SUBORDINATED RESIDENTIAL MORTGAGE SECURITIES: 0.0%
   1,553,121(R)(I) Coast Federal Bank 1991-2, Class B-1...................   0.154%      11/25/21            257
     612,337(R)(I) Paine Webber Mortgage Acceptance Corp. 1991-1, Class
                B....................................................        0.000%      02/21/21              0
                                                                                                     -----------
              Total Subordinated Residential Mortgage Securities . .                                         257
                                                                                                     -----------
              Total Adjustable Rate Mortgage Securities
                    (Cost $9,641,349)................................                                  7,743,463
                                                                                                     -----------

              U.S. GOVERNMENT OBLIGATIONS: 2.5%
     200,000  U.S. Government Treasury Note (Cost $199,020)..........        5.625%      11/30/98        198,458
                                                                                                     -----------
              Total Investments In Securities (Cost $9,840,369**)....                       98.9%      7,941,921
              Other Assets in Excess of Other Liabilities--Net.......                        1.1%         90,929
                                                                                        ---------    -----------
              Total Net Assets.......................................                      100.0%    $ 8,032,850
                                                                                        ---------    -----------
                                                                                        ---------    -----------

------------------
(R) Restricted securities (See Note 3).
(I) Illiquid securities (See Note 3).
  * Rates shown are as of April 30, 1997. Interest rates on adjustable rate mortgage securities reset periodically.
 ** Cost for Federal income tax purposes is $9,840,369 and net unrealized depreciation consists of:


                 Gross Unrealized Appreciation.........................................              $    32,882
                 Gross Unrealized Depreciation.........................................               (1,931,330)
                                                                                                     -----------
                 Net Unrealized Depreciation...........................................              $(1,898,448)
                                                                                                     -----------
                                                                                                     -----------

                        See Notes to Financial Statements

------

            ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO STATEMENT OF ASSETS AND LIABILITIES
            APRIL 30, 1997 (UNAUDITED)
------------------------------

ASSETS:
  Investments in securities at value (identified cost $9,840,369) (Note 2A).......................  $    7,941,921
  Cash............................................................................................          22,931
  Receivables:
    Interest......................................................................................          66,656
    Principal repayments..........................................................................          68,297
                                                                                                    --------------
    Total Assets..................................................................................       8,099,805
                                                                                                    --------------
LIABILITIES:
  Distribution payable to Trusts..................................................................          38,339
  Accrued expenses................................................................................          28,616
                                                                                                    --------------
    Total Liabilities.............................................................................          66,955
                                                                                                    --------------
NET ASSETS........................................................................................  $    8,032,850
                                                                                                    --------------
                                                                                                    --------------
Net asset value per share ($8,032,850/174,738 shares).............................................  $        45.97
                                                                                                    --------------
                                                                                                    --------------
At April 30, 1997 the components of net assets were as follows:
  Paid-in capital.................................................................................  $  123,367,716
  Undistributed net investment income.............................................................          16,044
  Accumulated net realized loss on investments....................................................    (113,452,462)
  Net unrealized depreciation of investments......................................................      (1,898,448)
                                                                                                    --------------
    Net Assets....................................................................................  $    8,032,850
                                                                                                    --------------
                                                                                                    --------------

            STATEMENT OF OPERATIONS
            SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
------------------------------

INVESTMENT INCOME:
  INCOME:
    Interest.......................................................................................  $     322,488
                                                                                                     -------------
  EXPENSES:
    Investment management fee (Note 4).............................................................         30,168
    Recordkeeping fees.............................................................................         14,540
    Professional fees..............................................................................          3,769
    Custody fees...................................................................................          2,352
    Miscellaneous..................................................................................          1,058
    Amortization of organization expense (Note 2E).................................................            507
                                                                                                     -------------
      Total expenses...............................................................................         52,394
                                                                                                     -------------
         Net investment income.....................................................................        270,094
                                                                                                     -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
    Net realized loss on investments...............................................................           (141)
    Net change in unrealized depreciation of investments...........................................        (26,001)
                                                                                                     -------------
      Net loss on investments......................................................................        (26,142)
                                                                                                     -------------
         Net increase in net assets resulting from operations......................................  $     243,952
                                                                                                     -------------
                                                                                                     -------------

                       See Notes to Financial Statements

------

            ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO STATEMENT OF CHANGES IN NET ASSETS
------------------------------

                                                                               SIX MONTHS ENDED
                                                                                APRIL 30, 1997      YEAR ENDED
                                                                                 (UNAUDITED)     OCTOBER 31, 1996
                                                                               ----------------  ----------------
OPERATIONS:
  Net investment income......................................................   $      270,094    $    1,175,644
  Net realized loss on investments...........................................             (141)      (12,528,496)
  Net change in unrealized depreciation of investments.......................          (26,001)       11,326,999
                                                                                --------------    --------------
  Net increase (decrease) in net assets resulting from operations............          243,952           (25,853)
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($1.268 and $2.979 per share,
     respectively)...........................................................         (254,050)       (1,129,875)
CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in the number of
     outstanding shares (a)..................................................       (2,664,339)      (16,303,884)
                                                                                --------------    --------------
       Total decrease in net assets..........................................       (2,674,437)      (17,459,612)
Net assets at the beginning of the period....................................       10,707,287        28,166,899
                                                                                --------------    --------------
NET ASSETS at the end of the period..........................................   $    8,032,850    $   10,707,287
                                                                                --------------    --------------
                                                                                --------------    --------------

------------------
(a) A summary of capital share transactions is as follows:

                                                               SIX MONTHS ENDED
                                                                APRIL 30, 1997                YEAR ENDED
                                                                  (UNAUDITED)              OCTOBER 31, 1996
                                                           -------------------------  ---------------------------
                                                            SHARES        VALUE         SHARES         VALUE
                                                           ---------  --------------  ----------  ---------------
Shares sold..............................................      6,957  $      320,613       7,985  $       374,295
Shares issued in payment of distributions to
  shareholders...........................................      6,207         285,743      22,801        1,060,781
Shares repurchased.......................................    (71,002)     (3,270,695)   (382,230)     (17,738,960)
                                                           ---------  --------------  ----------  ---------------
  Net decrease...........................................    (57,838) $   (2,664,339)   (351,444) $   (16,303,884)
                                                           ---------  --------------  ----------  ---------------
                                                           ---------  --------------  ----------  ---------------

                       See Notes to Financial Statements

------

            ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------

                                                                                                NOVEMBER 22, 1991
                                                                                                (COMMENCEMENT OF
                              SIX MONTHS ENDED             YEAR ENDED OCTOBER 31,                OPERATIONS) TO
                               APRIL 30, 1997    ------------------------------------------        OCTOBER 31,
                                 (UNAUDITED)        1996       1995         1994       1993            1992
                              -----------------  ---------  ---------     ---------  ---------  ------------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning
  of period.................      $  46.040      $  48.230  $  89.710     $  99.040      99.050      $  100.000
                                  ---------      ---------  ---------     ---------   ---------      ----------
Income (loss) from
  investment operations--
  Net investment
    income..................          1.360          3.176      6.049(d)      6.460       7.804           8.606
  Net realized and
    unrealized loss on
    investments.............         (0.162)        (2.387)   (44.668)(d)    (9.750)     (0.004)         (0.950)
                                  ---------      ---------  ---------     ---------   ---------      ----------
    Total from investment
      operations............          1.198          0.789    (38.619)       (3.290)      7.800           7.656
                                  ---------      ---------  ---------     ---------   ---------      ----------
Less distributions--
  Distributions from net
    investment income.......          1.268          2.979      2.545         6.040       7.810           8.606
  Distributions from paid-in
    capital.................             --             --      0.316            --         --              --
                                  ---------      ---------  ---------     ---------   ---------      ----------
    Total distributions.....          1.268          2.979      2.861         6.040       7.810           8.606
                                  ---------      ---------  ---------     ---------   ---------      ----------
  Net asset value, end of
    period..................      $  45.970      $  46.040  $  48.230     $  89.710   $  99.040      $   99.050
                                  ---------      ---------  ---------     ---------   ---------      ----------
                                  ---------      ---------  ---------     ---------   ---------      ----------
TOTAL RETURN................           2.63%          1.79%    (44.04%)       (3.56%)      8.14%           8.51%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)............      $   8,033      $  10,707  $  28,167     $ 333,886   $ 455,802      $  156,682
Ratio to average net
  assets--
  Expenses..................           1.13%(a)       0.73%      1.09%         0.76%       0.76%           0.76%(a)(b)
  Net investment income.....           5.82%(a)       6.89%      8.87%         6.55%       7.61%           9.14%(a)(c)
Portfolio turnover rate.....             65%           311%        45%           61%        107%            254%

------------------
(a) Annualized.

(b) Ratio of expenses to average net assets prior to expense waivers was 0.79%(a).

(c) Ratio of net investment income to average net assets prior to expense waivers was 9.11%(a).

(d) Based upon average shares outstanding throughout the period.

                       See Notes to Financial Statements

------

            ASTRA INSTITUTIONAL ADJUSTABLE RATE SECURITIES PORTFOLIO NOTES TO FINANCIAL STATEMENTS
            APRIL 30, 1997 (UNAUDITED)
------------------------------

NOTE 1--ORGANIZATION

Astra Institutional Securities Trust (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was organized as a Massachusetts Business Trust on September 4, 1991 with an unlimited number of shares of beneficial interest without par value. The Company offers shares in two non-diversified series, Astra Institutional Adjustable Rate Securities Portfolio (the "Portfolio") and Astra Institutional Adjustable U.S. Government Securities Portfolio. The Portfolio is structured to serve as the investment vehicle for three affiliated open-end management investment companies: Astra Adjustable Rate Securities Trust I, I-A and IV (collectively, the "Trusts"). The Trusts invest substantially all of their net assets in the Portfolio, which has the same investment objectives as that of the Trusts.

The Portfolio's investment objective is to seek high current income consistent with low volatility of principal. The Portfolio seeks to achieve its investment objective by investing in mortgage securities, issued or sponsored by commercial banks, savings and loan associations, mortgage bankers or other financial institutions, that have no government guarantee and that are senior or subordinated to other mortgage securities arising out of the same pool of mortgages. The Portfolio has experienced a reduction in net asset value per share due to adverse market conditions for adjustable rate mortgage securities, including subordinated residential mortgage securities. Although Astra Management Corp. (the "Manager") believes that under normal market conditions the Portfolio's investment objective can be achieved, there can be no assurance that the adverse market conditions will not continue. In addition, as the Trusts have experienced a high rate of shareholders redemptions, cash and cash equivalents have been maintained in order to meet such redemptions, which has the effect of reducing yield. The Manager intends to maintain this position until such time as the market for subordinated residential mortgage securities normalizes and redemption rates stabilize. There can be no assurance that the Portfolio's investment objective will be achieved.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

  A. SECURITY VALUATION. A valuation committee of the Board of Trustees is responsible for establishing security valuation policies, reviewing the valuation of portfolio securities, monitoring the level of illiquid securities and reviewing liquidity determinations. The Company considers to be illiquid all securities which cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio values the security. Additionally, interest rate swap contracts, interest-only and principal-only mortgage backed securities, and special hazard certificates are treated as illiquid securities in accordance with Securities and Exchange Commission policy. Liquid securities are valued primarily using prices provided by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield and other data relating to instruments or securities with similar characteristics, and secondarily based upon market quotation and/or other available information. Securities for which reliable market information or pricing service quotes are not readily available, including illiquid securities, are valued at fair value as determined in good faith by, or under procedures established by, the Board of Trustees, which procedures may include the delegation of certain responsibilities

------
     regarding valuation to the Manager. The Manager reports, as necessary, to the Trustees of the Company regarding portfolio valuation determinations. Short-term securities with less than sixty days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis by the Portfolio when the Board of Trustees has determined that amortized cost is fair value.

  B. FEDERAL INCOME TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  C. SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS. As is common in the industry, security transactions are accounted for on the trade date. Interest income on adjustable rate mortgage securities is recorded on the accrual basis at current interest rates. Dividends to shareholders from net investment income are declared daily and paid or reinvested monthly. Discounts and premiums on debt securities are amortized in accordance with the provisions of the Internal Revenue Code.

  D. INTEREST RATE SWAP CONTRACTS. The Portfolio may enter into interest rate swap contracts as a hedging technique. Interest rate swap contracts are marked-to-market daily using market quotations or independent pricing services. The change in market value is recorded by the Portfolio as an unrealized gain or loss. Interest income (expense) is accrued daily on the contract's notional amount and applicable interest rates.

     Interest rate swap contracts may expose the Portfolio to risks resulting from unanticipated movements in interest rates or the failure of the counterparty to the agreement to perform in accordance with the terms of the contract.

  E. DEFERRED ORGANIZATION EXPENSES. All of the Portfolio's expenses in connection with its organization are being borne by the Portfolio and are amortized on a straight-line basis over a period of five years.

  F. USE OF ESTIMATES. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3--INVESTMENTS

For the six months ended April 30, 1997, the cost of purchases and the proceeds from sales of investments and principal repayments, excluding short-term securities, aggregated $5,893,930 and $7,704,545, respectively.

At October 31, 1996, the Portfolio had a capital loss carryforward for Federal income tax purposes of $113,452,000 of which $221,000 expires in 2000, $3,271,000 in 2001, $15,105,000 in 2002, $82,382,000 in 2003 and $12,473,000 in
2004.

NOTE 4--INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager provides the Portfolio with investment management and administrative services under an Investment Management Agreement. The Manager furnishes all investment advice, office space and salaries of personnel needed by the Portfolio, except those involved with record-keeping, daily net asset value calculations, placing orders for the execution of portfolio transactions, shareholder servicing, and maintaining registration of shares under state securities laws. As compensation for its services, the Manager is paid monthly a fee which is equal to the annual rate of 0.65% of the first $500 million of average daily net assets, 0.60% on net assets from $500 million to $1 billion and 0.55% on net assets over $1 billion.

------

The Manager has agreed to reimburse the Portfolio and Trusts to the extent required so that the aggregate expenses do not exceed the expense limitations applicable to the Portfolio and Trust under the securities laws or regulations of those states or jurisdictions in which the Trusts' shares are registered or qualified for sale.

Certain officers and trustees of the Company are also officers and/or trustees/directors of the Trusts and the Manager.

NOTE 5--LEGAL MATTERS

Between December 1994 and May 1995, various complaints were filed by certain shareholders of Astra Adjustable U.S. Government Securities Trusts I, I-A, II, III, and IV and Astra Adjustable Rate Securities Trusts I, I-A, II, III, and IV (collectively, the "Astra Trusts") in the United States District Court for the Central District of California and in the Superior Court for the State of California against the Company and certain of its officers and trustees, the Astra Trusts and certain of their officers and trustees, Astra Management Corporation, Astra Fund Distributors Corporation, and Atlas Holding Group Inc. and its principal stockholder and certain of its employees. These complaints have been consolidated in the United States District Court for the Central District of California in the matter referred to as "In re Pilgrim Securities Litigation."

The complaints alleged violations of the securities Act of 1933 and the Investment Company Act of 1940 relating principally to disclosure concerning pricing and liquidity of portfolio securities held by the two Portfolios of the Company. In August 1996, the parties reached a tentative settlement which provided for a dismissal of all claims with prejudice and the release of all defendants from liability arising from the litigation upon court approval. The settlement was subsequently approved by the court in March 1997 and, as a consequence, all claims were dismissed.

------

            ASTRA GROUP
            FAMILY OF FUNDS
------------------------------

            ADJUSTABLE-INCOME FUNDS
------------------------------

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I-A

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV

ASTRA ADJUSTABLE RATE SECURITIES TRUST I

ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A

ASTRA ADJUSTABLE RATE SECURITIES TRUST IV


            FIXED-INCOME FUNDS
------------------------------

ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST

ASTRA SHORT-TERM MULTI-MARKET INCOME FUND I

ASTRA SHORT-TERM MULTI-MARKET INCOME FUND II


------------------
Prospectuses containing more complete information about the Funds, including charges and expenses, may be obtained from Astra Fund Distributors Corp. Read the Prospectus carefully before you invest or send money.

------

------------------------------------
111400 West Olympic Blvd.
Suite 200
Los Angeles, CA 90064

------------------------------------


ASTRA ADJUSTABLE
RATE SECURITIES TRUSTS
I, I-A, IV

Investment Manager

Astra Management Corp.
11400 West Olympic Blvd.
Suite 200
Los Angeles, CA 90064
1-310-445-8850

Principal Underwriter

Astra Fund Distributors Corp.
11400 West Olympic Blvd.
Suite 200
Los Angeles, CA 90064
1-800-219-1080

Shareholder Servicing Agent

DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141
1-800-441-7267

Transfer Agent

Investors Fiduciary Trust Company
c/o DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141

This report is submitted for the general information of the shareholders of the Trusts. It is not authorized for distribution to prospective investors in the Trusts unless preceded or accompanied by an effective prospectus which includes details regarding the Trusts' objectives, policies, sales commissions and other information.

AARST 0697 2.0   AST 705108


ASTRA
ARM
FUNDS

SEMI-ANNUAL REPORT
April 30, 1997

ASTRA ADJUSTABLE
RATE SECURITIES TRUSTS
I, I-A, IV


[GRAPHIC OMITTED PHOTOGRAPH OF A HOUSE]



[LOGO]

{LOGO]

     ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUSTS SEMI-ANNUAL REPORT

                                                                 June 16, 1997

Dear Shareholder:

The Astra Adjustable U.S. Government Securities Trust I, I-A, II and IV (the "Trusts") fiscal year began with the U.S. Federal Reserve not expected to increase interest rates as U.S. economic data showed little signs of above-average economic growth or inflationary pressures. However, beginning in late February, U.S. interest rates began to rise as investors' perception of future economic growth increased in conjunction with concerns of rising inflation brought about by the release of economic data for January and February 1997, including retail sales, housing starts, and the Consumer Price Index. The fear of a rise in U.S. interest rates was further exacerbated by statements by Federal Reserve governors alluding to a possible increase in the Federal Funds rate. In fact, on March 25, 1997, the Federal Reserve did indeed increase the Federal Funds rate by 0.25% to 5.50%. This increase, and the prospect for further interest rate increases, caused the U.S. 30-year bond yield to rise from a low of 6.35% on November 29, 1996 to 6.95% on April 30, 1997. During this same time period, the U.S. 2-year note yield rose from a low of 5.58% on November 29, 1996 to 6.27% on April 30, 1997.

Despite this relatively hostile interest rate environment, the Trusts' total returns for the six months ending April 30, 1997 were 5.36%, 5.18%, 5.42% and 4.39% for Trust I, I-A, II and IV, respectively.* This performance can be primarily attributed to the price appreciation of certain subordinated mortgage securities given improving market conditions for the underlying real estate as well as the securities themselves, and the relatively short duration of the portfolio during a period of rising interest rates. In addition, the Trusts improved their performance by investing in higher-quality agency issues.

Currently, we plan to continue to take advantage of the relatively stable price performance of annually resetting adjustable-rate Agency mortgages, particularly high-coupon, short-duration GNMA and FHLMC securities. However, as the Trusts continue to experience redemptions, a portion of its assets will be invested in short-term U.S. government securities which have the ultimate effect of reducing yield.

On behalf of Astra, we want to thank you for giving us the opportunity to help you achieve your financial goals and objectives.

Sincerely,

Astra Management Corporation
------------------

*Total returns for the six months ended April 30, 1997 were 1.36%, 1.18%, 2.29% and 4.39% for Trust I, I-A, II and IV shares, respectively, after deduction of applicable sales charges (Trust I and I-A have a contingent deferred sales charge of 4% and Trust II has an initial sales charge of 3.0%). Average annual returns for the five years ended April 30, 1997 were .21% and -.08% for Trust I and II, respectively after deduction of applicable sales charges (Trust II has an initial sales charge of 3.0%). Average annual returns for the period from inception to April 30, 1997 for Trust I, I-A, II and IV were 1.61%, .08%, .45% and -1.81%, respectively, after deduction of applicable sales charges (Trust II shares include an initial sales charge of 3.0%) and assume the reinvestment of all dividends and capital gains distributions. Inception of operations for Trust I, I-A, II and IV was February 21, 1991, May 22, 1992, November 27, 1991 and May 7, 1993, respectively.

Astra Adjustable U.S. Government Securities Trusts invest all investable assets in the Astra Institutional Adjustable U.S. Government Securities Portfolio. The Portfolio seeks to achieve its investment objective by investing at least 65% of its assets in adjustable-rate mortgage (ARM) securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Mortgage Securities"). The Portfolio invests the remainder of its assets generally in mortgage securities that are issued or sponsored by commercial banks, savings and loan associations, mortgage bankers or other financial institutions, that have no government guarantee and that are senior or subordinated to other mortgage securities arising out of the same pool of mortgages ("Multi-Class Residential Mortgage Securities"). The portion of assets invested in Subordinated Residential Mortgage Securities may entail greater risk than the portion invested in senior Mortgage Securities or U.S. Government Mortgage Securities.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

            TABLE OF CONTENTS
------------------------------


ASTRA ADJUSTABLE U.S GOVERNMENT SECURITIES TRUST I
  Statement of Assets and Liabilities.....................................    3
  Statement of Operations.................................................    3
  Statement of Changes in Net Assets......................................    4
  Financial Highlights....................................................    5

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I-A
  Statement of Assets and Liabilities.....................................    6
  Statement of Operations.................................................    6
  Statement of Changes in Net Assets......................................    7
  Financial Highlights....................................................    8

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II
  Statement of Assets and Liabilities.....................................    9
  Statement of Operations.................................................    9
  Statement of Changes in Net Assets......................................   10
  Financial Highlights....................................................   11

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV
  Statement of Assets and Liabilities.....................................   12
  Statement of Operations.................................................   12
  Statement of Changes in Net Assets......................................   13
  Financial Highlights....................................................   14

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUSTS
  Notes to Financial Statements...........................................   15

ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO
  Portfolio of Investments................................................   20
  Statement of Assets and Liabilities.....................................   21
  Statement of Operations.................................................   21
  Statement of Changes in Net Assets......................................   22
  Financial Highlights....................................................   23
  Notes to Financial Statements...........................................   24


------
    2

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I
            STATEMENT OF ASSETS AND LIABILITIES
            APRIL 30, 1997 (UNAUDITED)
  --------------------------------

ASSETS:
  Investments in securities at value* (identified cost $44,040,021) (Notes 1, 2A and 3)...........  $   38,802,604
  Dividends receivable from Portfolio.............................................................         193,129
  Prepaid expenses................................................................................          28,208
                                                                                                    --------------
      Total Assets................................................................................      39,023,941
                                                                                                    --------------
LIABILITIES:
  Payable for capital stock redeemed..............................................................          59,338
  Accrued expenses................................................................................          91,029
                                                                                                    --------------
      Total Liabilities...........................................................................         150,367
                                                                                                    --------------
NET ASSETS........................................................................................  $   38,873,574
                                                                                                    --------------
                                                                                                    --------------
Net asset value per share ($38,873,574/6,867,068 shares) (Note 6).................................  $         5.66
                                                                                                    --------------
                                                                                                    --------------
At April 30, 1997 the components of net assets were as follows:
  Paid-in capital.................................................................................  $  117,412,243
  Accumulated net realized loss on investments....................................................     (73,282,444)
  Accumulated net investment deficit..............................................................         (18,809)
  Net unrealized depreciation of investments......................................................      (5,237,416)
                                                                                                    --------------
      Net Assets..................................................................................  $   38,873,574
                                                                                                    --------------
                                                                                                    --------------

------------------
* Investments of Astra Adjustable U.S. Government Securities Trust I consist entirely of 486,690 shares of Astra Institutional Adjustable U.S. Government Securities Portfolio. Cost for Federal income tax purposes is $44,040,021. See Notes 1 and 2A.


            STATEMENT OF OPERATIONS
            SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
------------------------------

INVESTMENT INCOME:
  INCOME:
    Dividends from Portfolio......................................................................  $    1,406,469
                                                                                                    --------------
  EXPENSES:
    Distribution expenses (Note 4A)...............................................................         216,856
    Shareholder servicing costs...................................................................         134,868
    Insurance expense.............................................................................          37,943
    Administrative servicing costs (Note 5).......................................................          21,686
    Professional fees.............................................................................          18,306
    Trustees' fees................................................................................          10,811
    Registration fees.............................................................................           9,523
    Reports to shareholders.......................................................................           8,503
    Miscellaneous expense.........................................................................           2,638
                                                                                                    --------------
      Total expenses..............................................................................         461,134
                                                                                                    --------------
         Net investment income....................................................................         945,335
                                                                                                    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments..............................................................      (3,064,056)
    Net change in unrealized depreciation of investments..........................................       4,386,616
                                                                                                    --------------
      Net gain on investments.....................................................................       1,322,560
                                                                                                    --------------
         Net increase in net assets resulting from operations.....................................  $    2,267,895
                                                                                                    --------------
                                                                                                    --------------


                   See Notes to Trusts' Financial Statements

------
    3

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I
            STATEMENT OF CHANGES IN NET ASSETS
--------------------------------


                                                                                   SIX MONTHS
                                                                                     ENDED
                                                                                 APRIL 30, 1997      YEAR ENDED
                                                                                   (UNAUDITED)    OCTOBER 31, 1996
                                                                                 --------------   ----------------
OPERATIONS:
  Net investment income .....................................................    $    945,335      $  3,166,552
  Net realized loss on investments ..........................................      (3,064,056)      (13,042,726)
  Net change in unrealized depreciation of investments ......................       4,386,616        11,835,902
                                                                                 ------------      ------------
  Net increase in net assets resulting from operations ......................       2,267,895         1,959,728

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($0.119 and $0.246 per share,
    respectively) ...........................................................        (945,335)       (3,183,651)
  Distributions in excess of net investment income ($0.002 per share) .......         (18,809)             --
  Distributions from paid-in capital ($0.013 per share) .....................            --            (162,543)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in the number of
    outstanding shares (a) ..................................................     (10,983,990)      (44,973,595)
                                                                                 ------------      ------------
      Total decrease in net assets ..........................................      (9,680,239)      (46,360,061)
Net assets at the beginning of the period ...................................      48,553,813        94,913,874
                                                                                 ------------      ------------
NET ASSETS at the end of period (including accumulated net investment deficit
  of $18,809 and $0, respectively) ..........................................    $ 38,873,574      $ 48,553,813
                                                                                 ------------      ------------
                                                                                 ------------      ------------

------------------
(a) A summary of capital share transactions is as follows:

                                                         SIX MONTHS ENDED                    YEAR ENDED
                                                    APRIL 30, 1997 (UNAUDITED)            OCTOBER 31, 1996
                                                   ---------------------------      ----------------------------
                                                     SHARES           VALUE           SHARES            VALUE
                                                   ----------      -----------      ----------      ------------
Shares sold....................................         7,222      $    41,064          55,038      $    305,886
Shares issued in reinvestment of distributions
  to shareholders..............................        89,576          498,202         314,016         1,728,337
Shares repurchased.............................    (2,065,920)     (11,523,256)     (8,541,584)      (47,007,818)
                                                   ----------      -----------      ----------      ------------
  Net decrease.................................    (1,969,122)     $10,983,990)     (8,172,530)     $(44,973,595)
                                                   ----------      -----------      ----------      ------------
                                                   ----------      -----------      ----------      ------------

                   See Notes to Trusts' Financial Statements

------
    4

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I
            FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------

                                  SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                   APRIL 30, 1997    ---------------------------------------------------------------
                                    (UNAUDITED)        1996          1995         1994          1993          1992
                                  ----------------   -------       -------      --------      --------      --------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period......................        $ 5.490        $ 5.580       $ 6.370      $ 7.150       $  7.290      $  7.370
                                      -------        -------       -------      --------      --------      --------
Income (loss) from investment
  operations--
  Net investment income.......          0.119          0.246         0.246 (c)     0.270        0.364          0.850
  Net realized and unrealized
    gain (loss) on
    investments...............          0.172         (0.077)       (0.745)(c)    (0.715)       (0.055)        0.007
                                      -------        -------       -------      --------      --------      --------
      Total from investment
        operations............          0.291          0.169        (0.499)       (0.445)        0.309         0.857
                                      -------        -------       -------      --------      --------      --------

Less distributions--
  Distributions from net
    investment income.........          0.119          0.246         0.254         0.321         0.418         0.850
  Distributions in excess of
    net investment income.....          0.002             --            --            --            --            --
  Distributions from paid-in
    capital...................             --          0.013         0.037         0.014         0.031         0.087
                                      -------        -------       -------      --------      --------      --------
      Total distributions.....          0.121          0.259         0.291         0.335         0.449         0.937
                                      -------        -------       -------      --------      --------      --------
Net asset value, end of
  period......................        $ 5.660        $ 5.490       $ 5.580      $  6.370      $  7.150      $  7.290
                                      -------        -------       -------      --------      --------      --------
                                      -------        -------       -------      --------      --------      --------
TOTAL RETURN (d)..............           5.36%          3.13%        (8.28%)       (6.43%)        4.34%         6.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..................        $38,874        $48,554       $94,914      $309,385      $675,810      $783,527
Ratio to average net assets--
  Expenses....................           2.13%(a)(b)    2.05%(b)      1.55%(b)      1.22%(b)      1.29%(b)      1.32%(b)
  Net investment income.......           4.36%(a)       4.68%         4.28%         3.92%         4.91%         6.57%
Portfolio turnover rate.......              4%             7%            3%            3%            3%            8%

------------------
(a) Annualized.

(b) Ratio of expenses to average net assets excludes 1.16%(a), 0.94%, 0.86%, 0.62%, 0.61% and 0.64%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust I.

(c) Based upon average shares outstanding throughout the period.

(d) Calculated without the deduction of sales charges.

                    See Notes to Trusts' Financial Statements

------
    5

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I-A
            STATEMENT OF ASSETS AND LIABILITIES
            APRIL 30, 1997 (UNAUDITED)
------------------------------

ASSETS:
  Investments in securities at value* (identified cost $32,564,881) (Notes 1, 2A and 3)............  $28,392,126
  Dividends receivable from Portfolio..............................................................      141,015
  Deferred organization expense (net of accumulated amortization of $86,838) (Note 2D).............          479
  Prepaid expenses.................................................................................       22,783
                                                                                                     -----------
      Total Assets.................................................................................   28,556,403
                                                                                                     -----------
LIABILITIES:
  Payable for capital stock redeemed...............................................................       91,666
  Accrued expenses.................................................................................       64,167
                                                                                                     -----------
      Total Liabilities............................................................................      155,833
                                                                                                     -----------
NET ASSETS.........................................................................................  $28,400,570
                                                                                                     -----------
                                                                                                     -----------
Net asset value per share ($28,400,570/4,997,468 shares) (Note 6)..................................  $      5.68
                                                                                                     -----------
                                                                                                     -----------
At April 30, 1997 the components of net assets were as follows:
  Paid-in capital..................................................................................  $76,320,090
  Accumulated net realized loss on investments.....................................................  (43,716,085)
  Accumulated net investment deficit...............................................................      (30,680)
  Net unrealized depreciation of investments.......................................................   (4,172,755)
                                                                                                     -----------
      Net Assets...................................................................................  $28,400,570
                                                                                                     -----------
                                                                                                     -----------

------------------
* Investments of Astra Adjustable U.S. Government Securities Trust I-A consist entirely of 356,114 shares of Astra Institutional Adjustable U.S. Government Securities Portfolio. Cost for Federal income tax purposes is $32,564,881. See Notes 1 and 2A.


            STATEMENT OF OPERATIONS
            SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
------------------------------

INVESTMENT INCOME:
  INCOME:
    Dividends from Portfolio........................................................................  $1,029,175
                                                                                                      ----------
  EXPENSES:
    Distribution expenses (Note 4A).................................................................     158,616
    Shareholder servicing costs.....................................................................      94,883
    Insurance expense...............................................................................      28,723
    Administrative servicing costs (Note 5).........................................................      15,862
    Professional fees...............................................................................      13,135
    Reports to shareholders.........................................................................       9,554
    Registration fees...............................................................................       8,848
    Trustees' fees..................................................................................       8,177
    Amortization of organization expense (Note 2D)..................................................       4,831
    Miscellaneous expense...........................................................................       2,314
                                                                                                      ----------
      Total expenses................................................................................     344,943
                                                                                                      ----------
         Net investment income......................................................................     684,232
                                                                                                      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments................................................................  (2,477,421)
    Net change in unrealized depreciation of investments............................................   3,453,067
                                                                                                      ----------
      Net gain on investments.......................................................................     975,646
                                                                                                      ----------
         Net increase in net assets resulting from operations.......................................  $1,659,878
                                                                                                      ----------
                                                                                                      ----------

                    See Notes to Trusts' Financial Statements

------
    6

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I-A
            STATEMENT OF CHANGES IN NET ASSETS
--------------------------------


                                                                             SIX MONTHS ENDED
                                                                              APRIL 30, 1997          YEAR ENDED
                                                                                (UNAUDITED)        OCTOBER 31, 1996
                                                                             ----------------      ----------------
OPERATIONS:
  Net investment income......................................................   $   684,232          $ 2,343,160
  Net realized loss on investments...........................................    (2,477,421)          (8,868,150)
  Net change in unrealized depreciation of investments.......................     3,453,067            8,011,039
                                                                                -----------          -----------
  Net increase in net assets resulting from operations.......................     1,659,878            1,486,049

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($0.118 and $0.255 per share,
    respectively)............................................................      (684,232)          (2,355,191)
  Distributions in excess of net investment income ($0.005 per share)........       (30,680)                  --
  Distributions from paid-in capital ($0.012 per share)......................            --             (112,823)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in the number of
    outstanding shares (a)...................................................    (8,598,773)         (28,844,282)
                                                                                -----------          -----------
      Total decrease in net assets...........................................    (7,653,807)         (29,826,247)
Net assets at the beginning of the period....................................    36,054,377           65,880,624
                                                                                -----------          -----------
NET ASSETS at the end of the period (including accumulated net investment
  deficit of $30,680 and $0, respectively)...................................   $28,400,570          $36,054,377
                                                                                -----------          -----------
                                                                                -----------          -----------

------------------
(a) A summary of capital share transactions is as follows:

                                                            SIX MONTHS ENDED                  YEAR ENDED
                                                       APRIL 30, 1997 (UNAUDITED)          OCTOBER 31, 1996
                                                      ---------------------------    ---------------------------
                                                        SHARES           VALUE         SHARES           VALUE
                                                      ----------      -----------    ----------     ------------
Shares sold.......................................        11,094      $    62,502        84,641  $       473,520
Shares issued in reinvestment of distributions
  to shareholders.................................        62,892          351,337       222,200        1,227,892
Shares repurchased................................    (1,609,165)      (9,012,612)   (5,528,219)     (30,545,694)
                                                      ----------      -----------    ----------     ------------
  Net decrease....................................    (1,535,179)     $(8,598,773)   (5,221,378)    $(28,844,282)
                                                      ----------      -----------    ----------     ------------
                                                      ----------      -----------    ----------     ------------

See Notes to Trusts' Financial Statements

------
    7

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I-A
            FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------

                                                                                                           MAY 19, 1992
                                                                                                         (COMMENCEMENT OF
                               SIX MONTHS ENDED                   YEAR ENDED OCTOBER 31,                  OPERATIONS) TO
                                APRIL 30, 1997    ---------------------------------------------------       OCTOBER 31,
                                 (UNAUDITED)        1996            1995         1994          1993            1992
                               ----------------   -------         -------      --------      --------    ----------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning
  of period................        $ 5.520        $ 5.600         $ 6.380      $  7.180      $  7.310        $  7.340
                                   -------        -------         -------      --------      --------        --------
Income (loss) from
  investment operations--
  Net investment
    income.................          0.118          0.255           0.246 (e)     0.256         0.355          0.207
  Net realized and
    unrealized gain (loss)
    on investments.........          0.165         (0.068)         (0.741)(e)    (0.726)       (0.041)         (0.004)
                                   -------        -------         -------      --------      --------        --------
      Total from investment
        operations.........          0.283          0.187          (0.495)       (0.470)        0.314           0.203
                                   -------        -------         -------      --------      --------        --------
Less distributions--
  Distributions from net
    investment income......          0.118          0.255           0.252         0.308         0.410           0.207
  Distributions in excess
    of net investment
    income.................          0.005             --              --            --            --              --
  Distributions from
    paid-in capital........             --          0.012           0.033         0.022         0.034           0.026
                                   -------        -------         -------      --------      --------        --------
      Total
        distributions......          0.123          0.267           0.285         0.330         0.444           0.233
                                   -------        -------         -------      --------      --------        --------
Net asset value, end of
  period...................        $ 5.680        $ 5.520         $ 5.600      $  6.380      $  7.180        $  7.310
                                   -------        -------         -------      --------      --------        --------
                                   -------        -------         -------      --------      --------        --------
TOTAL RETURN (f)...........           5.18%          3.45%          (7.79%)       (6.77%)        4.53%           6.16%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)...........        $28,401        $36,054         $65,881      $187,510      $378,912        $220,256
Ratio to average net
  assets--
  Expenses.................           2.17%(a)(b)    1.94%(b)        1.58%(b)      1.42%(b)      1.21%(b)        1.36%(a)(b)(c)
  Net investment
    income.................           4.31%(a)       4.79%           4.27%         3.68%         4.81%           5.59%(a)(d)
Portfolio turnover rate....              4%             7%              3%            3%            1%              0%

------------------
(a) Annualized.

(b) Ratio of expenses to average net assets excludes 1.16%(a), 0.94%, 0.86%, 0.62%, 0.61% and 0.64%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust I-A.

(c) Ratio of expenses to average net assets prior to expense waivers was 1.39%(a).

(d) Ratio of net investment income to average net assets prior to expense waivers was 5.56% (a).

(e) Based upon average shares outstanding throughout the period.

(f) Calculated without the deduction of sales charges.

                    See Notes to Trusts' Financial Statements

------
    8

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II
            STATEMENT OF ASSETS AND LIABILITIES
            APRIL 30, 1997 (UNAUDITED)
------------------------------

ASSETS:
  Investments in securities at value* (identified cost $3,302,302) (Notes 1, 2A and 3)..............  $3,030,745
  Dividends receivable from Portfolio...............................................................      15,052
  Prepaid expenses..................................................................................       1,668
                                                                                                      ----------
      Total Assets..................................................................................   3,047,465
                                                                                                      ----------
LIABILITIES:
  Payable for capital stock redeemed................................................................       1,125
  Accrued expenses..................................................................................       9,088
                                                                                                      ----------
      Total Liabilities.............................................................................      10,213
                                                                                                      ----------
NET ASSETS..........................................................................................  $3,037,252
                                                                                                      ----------
                                                                                                      ----------
COMPUTATION OF OFFERING PRICE:
  Net asset value and redemption price per share ($3,037,252/529,568 shares)........................  $     5.74
                                                                                                      ----------
                                                                                                      ----------
  Offering price per share (100/97 of $5.74) (a)....................................................  $     5.92
                                                                                                      ----------
                                                                                                      ----------
At April 30, 1997 the components of net assets were as follows:
  Paid-in capital...................................................................................  $7,805,942
  Accumulated net realized loss on investments......................................................  (4,495,086)
  Accumulated net investment deficit................................................................      (2,047)
  Net unrealized depreciation of investments........................................................    (271,557)
                                                                                                      ----------
      Net Assets....................................................................................  $3,037,252
                                                                                                      ----------
                                                                                                      ----------

------------------
* Investments of Astra Adjustable U.S. Government Securities Trust II consist entirely of 38,014 shares of Astra Institutional Adjustable U.S. Government Securities Portfolio. Cost for Federal income tax purposes is $3,302,302. See Notes 1 and 2A.

(a) On investments of $100,000 or more the offering price is reduced.


            STATEMENT OF OPERATIONS
            SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
------------------------------

INVESTMENT INCOME:
  INCOME:
    Dividends from Portfolio........................................................................  $  101,302
                                                                                                      ----------
  EXPENSES:
    Shareholder servicing costs.....................................................................      10,570
    Registration fees...............................................................................       6,586
    Distribution expenses (Note 4B).................................................................       3,911
    Insurance expense...............................................................................       2,496
    Professional fees...............................................................................       2,423
    Administrative servicing costs (Note 5).........................................................       1,565
    Amortization of organization expense (Note 2D)..................................................       1,356
    Miscellaneous expense...........................................................................         994
    Reports to shareholders.........................................................................         838
    Trustees' fees..................................................................................         703
                                                                                                      ----------
      Total expenses................................................................................      31,442
                                                                                                      ----------
         Net investment income......................................................................      69,860
                                                                                                      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments................................................................     (79,227)
    Net change in unrealized depreciation of investments............................................     173,452
                                                                                                      ----------
      Net gain on investments.......................................................................      94,225
                                                                                                      ----------
         Net increase in net assets resulting from operations.......................................  $  164,085
                                                                                                      ----------
                                                                                                      ----------

                    See Notes to Trusts' Financial Statements

------
    9

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II
            STATEMENT OF CHANGES INNET ASSETS
--------------------------------


                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                 APRIL 30, 1997     YEAR ENDED
                                                                                  (UNAUDITED),    OCTOBER 31, 1996
                                                                                 --------------   ----------------
OPERATIONS:
  Net investment income......................................................       $   69,860        $  192,554
  Net realized loss on investments...........................................          (79,227)         (484,867)
  Net change in unrealized depreciation of investments.......................          173,452           416,752
                                                                                    ----------        ----------
  Net increase in net assets resulting from operations.......................          164,085           124,439

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($0.124 and $0.285 per share,
    respectively)............................................................          (69,860)         (211,468)
  Distributions in excess of net investment income ($0.004 per share)........           (2,047)               --

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in the number of
    outstanding shares (a)...................................................         (296,591)       (1,804,879)
                                                                                    ----------        ----------
      Total decrease in net assets...........................................         (204,413)       (1,891,908)
Net assets at the beginning of the period....................................        3,241,665         5,133,573
                                                                                    ----------        ----------
NET ASSETS at the end of the period (including accumulated net investment
  deficit of $2,047 and $0, respectively)....................................       $3,037,252        $3,241,665
                                                                                    ----------        ----------
                                                                                    ----------        ----------

------------------
(a) A summary of capital share transactions is as follows:

                                                                 SIX MONTHS ENDED
                                                                  APRIL 30, 1997                YEAR ENDED
                                                                    (UNAUDITED)              OCTOBER 31, 1996
                                                                ---------------------    ------------------------
                                                                SHARES        VALUE       SHARES         VALUE
                                                                -------     ---------    --------     -----------
Shares sold................................................          --            --      20,757     $   115,608
Shares issued in reinvestment of
  distributions to shareholders............................       9,532     $  53,694      27,146         151,488
Shares repurchased.........................................     (62,033)     (350,285)   (371,131)     (2,071,975)
                                                                -------     ---------    --------     -----------
  Net decrease.............................................     (52,501)    $(296,591)   (323,228)    $(1,804,879)
                                                                -------     ---------    --------     -----------
                                                                -------     ---------    --------     -----------

                    See Notes to Trusts' Financial Statements

------
   10


            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II
            FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------


                                                                                                        NOVEMBER 27, 1991
                                                                                                        (COMMENCEMENT OF
                               SIX MONTHS ENDED                   YEAR ENDED OCTOBER 31,                  OPERATIONS) TO
                                APRIL 30, 1997    ---------------------------------------------------       OCTOBER 31,
                                 (UNAUDITED)        1996            1995         1994          1993            1992
                               ----------------   -------         -------      --------      --------   -----------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning of
  period......................     $5.570          $5.670          $6.470       $ 7.240       $ 7.320         $ 7.350
                                   ------          ------          ------       -------       -------         -------
Income (loss) from investment
  operations--
  Net investment income.......      0.124           0.285           0.251 (e)     0.293         0.410           0.505
  Net realized and unrealized
    loss on investments.......      0.174          (0.100)         (0.749)(e)    (0.730)       (0.044)         (0.033)
                                   ------          ------          ------       -------       -------         -------
      Total from investment
        operations............      0.298           0.185          (0.498)       (0.437)        0.366           0.472
                                   ------          ------          ------       -------       -------         -------
Less distributions--
  Distributions from net
    investment income.........      0.124           0.285           0.260         0.303         0.415           0.502
  Distributions in excess of
    net investment income.....      0.004              --              --            --            --              --
  Distributions from realized
    gains on investments......         --              --              --            --         0.003              --
  Distributions from paid-in
    capital...................         --              --           0.042         0.030         0.028              --
                                   ------          ------          ------       -------       -------         -------
      Total distributions.....      0.128           0.285           0.302         0.333         0.446           0.502
                                   ------          ------          ------       -------       -------         -------
Net asset value, end of
  period......................     $5.740          $5.570          $5.670       $ 6.470       $ 7.240         $ 7.320
                                   ------          ------          ------       -------       -------         -------
                                   ------          ------          ------       -------       -------         -------
TOTAL RETURN (f)..............       5.42%           3.38%          (7.74%)       (6.25%)        5.12%           7.13%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)..............     $3,037          $3,242          $5,134       $12,359       $99,888         $88,901
Ratio to average net assets--
  Expenses....................       2.01%(a)(b)     1.92%(b)        1.57%(b)      0.76%(b)      0.51%(b)        0.57%(a)(b)(c)
  Net investment income.......       4.46%(a)        4.80%           4.27%         4.27%         5.57%           7.09%(a)(d)
Portfolio turnover rate.......          3%             10%              7%           12%           79%             97%

------------------
(a) Annualized.

(b) Ratio of expenses to average net assets excludes 1.16%(a), 0.94%, 0.86%, 0.62%, 0.61% and 0.64%(a), respectively, of expenses of the Portfolio, which reduced dividends paid to Trust II.

(c) Ratio of expenses to average net assets prior to expense waivers was 0.59%(a).

(d) Ratio of net investment income to average net assets prior to expense waivers was 7.07%(a).

(e) Based upon average shares outstanding throughout the period.

(f) Calculated without the deduction of sales charges.

                    See Notes to Trusts' Financial Statements

------
   11

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV
            STATEMENT OF ASSETS AND LIABILITIES
            APRIL 30, 1997
------------------------------

ASSETS:
  Investments in securities at value* (identified cost $1,451,958) (Notes 1, 2A and 3)..............  $ 1,311,670
  Dividends receivable from Portfolio...............................................................        6,396
  Deferred organization expense (net of accumulated amortization of $42,054) (Note 2D)..............       10,691
  Prepaid expenses..................................................................................          857
                                                                                                      -----------
      Total Assets..................................................................................    1,329,614
                                                                                                      -----------
LIABILITIES:
  Accrued expenses..................................................................................       12,432
                                                                                                      -----------
NET ASSETS..........................................................................................  $ 1,317,182
                                                                                                      -----------
                                                                                                      -----------
Net asset value per share ($1,317,182/232,404 shares) (Note 6)......................................  $      5.67
                                                                                                      -----------
                                                                                                      -----------
At April 30, 1997 the components of net assets were as follows:
  Paid-in capital...................................................................................  $ 5,878,009
  Accumulated net realized loss on investments......................................................   (4,414,262)
  Accumulated net investment deficit................................................................       (6,277)
  Net unrealized depreciation of investments........................................................     (140,288)
                                                                                                      -----------
      Net Assets....................................................................................  $ 1,317,182
                                                                                                      -----------
                                                                                                      -----------

------------------
* Investments of Astra Adjustable U.S. Government Securities Trust IV consist entirely of 16,452 shares of Astra Institutional Adjustable U.S. Government Securities Portfolio. Cost for Federal income tax purposes is $1,451,958. See Notes 1 and 2A.

            STATEMENT OF OPERATIONS
            SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
------------------------------

INVESTMENT INCOME:
  INCOME:
    Dividends from Portfolio........................................................................  $  44,269
                                                                                                      ---------
  EXPENSES:
    Registration fees...............................................................................      6,490
    Amortization of organization expense (Note 2D)..................................................      5,216
    Shareholder servicing costs.....................................................................      4,803
    Distribution expenses (Note 4B).................................................................      4,107
    Reports to shareholders.........................................................................      3,382
    Professional fees...............................................................................      2,036
    Insurance expense...............................................................................      1,280
    Miscellaneous expense...........................................................................        947
    Administrative servicing costs (Note 5).........................................................        685
    Trustees' fees..................................................................................        357
                                                                                                      ---------
      Total expenses................................................................................     29,303
    Expenses waived (Note 5)........................................................................     (1,344)
                                                                                                      ---------
         Net expenses...............................................................................     27,959
                                                                                                      ---------
         Net investment income......................................................................     16,310
                                                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments................................................................    (59,759)
    Net change in unrealized depreciation of investments............................................    101,375
                                                                                                      ---------
      Net gain on investments.......................................................................     41,616
                                                                                                      ---------
         Net increase in net assets resulting from operations.......................................  $  57,926
                                                                                                      ---------
                                                                                                      ---------

                   See Notes to Trusts' Financial Statements

------
   12

           ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV
           STATEMENT OF CHANGES IN NET ASSETS
 --------------------------------

                                                                                    SIX MONTHS
                                                                                       ENDED
                                                                                     APRIL 30,       YEAR ENDED
                                                                                        1997         OCTOBER 31,
                                                                                    (UNAUDITED)         1996
                                                                                    -----------      -----------
OPERATIONS:
  Net investment income......................................................       $   16,310       $    85,638
  Net realized loss on investments...........................................          (59,759)         (415,658)
  Net change in unrealized depreciation of investments.......................          101,375           376,638
                                                                                    ----------       -----------
  Net increase in net assets resulting from operations.......................           57,926            46,618

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($0.065 and $0.237 per share,
    respectively)............................................................          (16,310)          (96,191)
  Distributions in excess of net investment income ($0.025 per share)........           (6,277)               --
  Distributions from paid-in capital ($0.016 per share)......................               --            (6,670)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in the number of
    outstanding shares (a)...................................................         (203,548)       (1,329,010)
                                                                                    ----------       -----------
      Total decrease in net assets...........................................         (168,209)       (1,385,253)
Net assets at the beginning of the period....................................        1,485,391         2,870,644
                                                                                    ----------       -----------
NET ASSETS at end of period (including accumulated net investment deficit of
  $6,277 and $0, respectively)...............................................       $1,317,182       $ 1,485,391
                                                                                    ----------       -----------
                                                                                    ----------       -----------

------------------
(a) A summary of capital share transactions is as follows:

                                                                  SIX MONTHS ENDED
                                                                   APRIL 30, 1997               YEAR ENDED
                                                                    (UNAUDITED)              OCTOBER 31, 1996
                                                                ---------------------    ------------------------
                                                                SHARES        VALUE       SHARES         VALUE
                                                                -------     ---------    --------     -----------
Shares issued in reinvestment of
  distributions to shareholders.............................      2,029     $  11,311       9,516     $    52,864
Shares repurchased..........................................    (38,546)     (214,859)   (249,371)     (1,381,874)
                                                                -------     ---------    --------     -----------
  Net decrease..............................................    (36,517)    $(203,548)   (239,855)    $(1,329,010)
                                                                -------     ---------    --------     -----------
                                                                -------     ---------    --------     -----------

                    See Notes to Trusts' Financial Statements

------
   13

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV
            FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------

                                                                                              MAY 7, 1993
                                                                                            (COMMENCEMENT OF
                                     SIX MONTHS ENDED          YEAR ENDED OCTOBER 31,        OPERATIONS) TO
                                      APRIL 30, 1997     ---------------------------------     OCTOBER 31,
                                        (UNAUDITED)        1996        1995          1994         1993
                                     ----------------    -------     -------       -------  ----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period............................      $5.520         $ 5.640     $ 6.510        $7.310        $ 7.350
                                          ------         -------     -------        ------        -------
Income (loss) from investment
  operations--
  Net investment income.............       0.065           0.237       0.211 (e)     0.300          0.171
  Net realized and unrealized loss
    on investments..................       0.175          (0.104)     (0.776)(e)    (0.764)        (0.025)
                                          ------         -------     -------       -------        -------
      Total from investment
         operations.................       0.240           0.133      (0.565)       (0.464)         0.146
                                          ------         -------     -------       -------        -------
Less distributions--
  Distributions from net investment
    income..........................       0.065           0.237       0.218         0.302          0.172
  Distributions in excess of net
    investment income...............       0.025              --          --            --             --
  Distributions from paid-in
    capital.........................          --           0.016       0.087         0.034          0.014
                                          ------         -------     -------       -------        -------
      Total distributions...........       0.090           0.253       0.305         0.336          0.186
                                          ------         -------     -------       -------        -------
Net asset value, end of period......      $5.670         $ 5.520     $ 5.640       $ 6.510        $ 7.310
                                          ------         -------     -------       -------        -------
                                          ------         -------     -------       -------        -------
TOTAL RETURN (f)....................        4.39%           2.44%      (8.75%)       (6.57%)         4.11%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)........................      $1,317         $ 1,485     $ 2,871       $12,565        $78,145
Ratio to average net assets--
  Expenses..........................        4.28%(a)(b)     2.72%(b)    2.19%(b)(c)   0.85%(b)(c)    0.45%(a)(b)(c)
  Net investment income.............        2.38%(a)        3.98%       3.64%(d)      4.23%(d)       4.71%(a)(d)
Portfolio turnover rate.............           3%              7%          6%           21%             3%

------------------
(a) Annualized.
(b) Ratio of expenses to average net assets excludes 1.16%(a), 0.94%, 0.86%, 0.62% and 0.61%, respectively, of expenses of the Portfolio, which reduced dividends paid to Trust IV.
(c) Ratio of expenses to average net assets prior to expense waivers were 2.22%, 1.06% and 0.76%(a), respectively.
(d) Ratio of net investment income to average net assets prior to expense waivers were 3.61%, 4.02% and 4.40%(a), respectively.
(e) Based upon average shares outstanding throughout the period.
(f) Calculated without the deduction of sales charges.

                   See Notes to Trusts' Financial Statements

------
   14

            ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUSTS
            NOTES TO FINANCIAL STATEMENTS
            APRIL 30, 1997 (UNAUDITED)
------------------------------

NOTE 1--ORGANIZATION

Astra Strategic Investment Series (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. On September 15, 1994 the Company's shareholders approved a change in the Company's Declaration of Trust to permit the creation of additional classes of shares of each of the Trust's series. Currently, the Company has authorized an unlimited number of shares of beneficial interest without par value and at April 30, 1997 offered a single class of shares in seven series:
Astra Adjustable Rate Securities Trust I, I-A and IV (collectively, the "Astra Adjustable Rate Securities Trusts"), Astra Adjustable U.S. Government Securities Trust I, I-A, II and IV (collectively, the "Astra Adjustable U.S. Government Securities Trusts" or the "Trusts"), all of which are non-diversified series.

The Trusts' investment objective is to seek high current income consistent with low volatility of principal. The Trusts' seek to achieve this objective by investing all of its investable assets in the Astra Institutional Adjustable U.S. Government Securities Portfolio (the "Portfolio"), a non-diversified series of Astra Institutional Securities Trust ("AIST") with the same investment objective as the Trusts. The Portfolio seeks to achieve its investment objective by investing at least 65% of its assets in adjustable rate mortgage securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Portfolio invests the remainder of its assets generally in mortgage securities issued or sponsored by commercial banks, savings and loan associations, mortgage bankers or other financial institutions, that have no government guarantee and that are senior or subordinated to other mortgage securities arising out of the same pool of mortgages. The Portfolio and Trusts have experienced a reduction in net asset values per share due to adverse market conditions for adjustable rate mortgage securities, including subordinated residential mortgage securities. Although Astra Management Corp. (the "Manager") believes that under normal market conditions the Portfolio's and Trusts' investment objective can be achieved, there can be no assurance that the adverse market conditions will not continue. In addition, as the Trusts have experienced a high rate of shareholders redemptions, cash and cash equivalents have been maintained in order to meet such redemptions, which has the effect of reducing yield. The Manager intends to maintain this position until such time as the market for subordinated residential mortgage securities normalizes and redemptions stabilize. There can be no assurance that the Trusts' or Portfolio's investment objective will be achieved.

The value of the Trusts' investment in shares of the Portfolio reflects their proportionate interest in the net assets of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included in this report and should be read in conjunction with the financial statements of the Trusts.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

  A. SECURITY VALUATION. The investment policy of the Trusts is to invest in shares of the Portfolio. Shares of the Portfolio held by the Trusts are valued at the net asset value then determined by the Portfolio. A valuation committee of the Board of Trustees of AIST is responsible for establishing security valuation policies, reviewing the valuation of portfolio securities, monitoring the level of illiquid securities and reviewing liquidity determinations for securities held by the Portfolio. AIST considers to be illiquid all securities which cannot be disposed of within seven days in the ordinary course of business at approximately the amount at

------
   15
     which the Portfolio values the security. Additionally, interest rate swap contracts, interest-only and principal-only mortgage backed securities, and special hazard certificates are treated as illiquid securities in accordance with Securities and Exchange Commission policy. Liquid securities are valued primarily using prices provided by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield and other data relating to instruments or securities with similar characteristics, and secondarily based upon market quotations and/or other available information. Securities for which reliable market information or pricing service quotes are not readily available, including illiquid securities, are valued at fair value as determined in good faith by, or under procedures established by, the Board of Trustees of AIST, which procedures may include the delegation of certain responsibilities regarding valuation to the Manager. The Manager reports, as necessary, to the Trustees of AIST regarding portfolio valuation determinations.

     Short-term securities with less than sixty days remaining to maturity when acquired by the Portfolio are valued on an amortized cost basis by the Portfolio when the Trustees of AIST have determined that amortized cost is fair value.

  B. FEDERAL INCOME TAXES. The Trusts intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no Federal income tax provision is required.

  C. SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS. As is common in the industry, security transactions of the Portfolio and Trusts are accounted for on the trade date. Interest income on adjustable rate mortgage securities is recorded on the accrual basis at current interest rates. Dividends to shareholders of the Portfolio from net investment income are declared daily and paid or reinvested monthly. Dividends to Shareholders of the Trusts from net investment income are declared and paid or reinvested monthly. Discounts and premiums on Portfolio debt securities are amortized in accordance with the provisions of the Internal Revenue Code.

  D. DEFERRED ORGANIZATION EXPENSES. All of the expenses incurred in connection with the organization of the Trusts are being borne ratably by the Trusts and are being amortized on a straight-line basis over periods of five years from the date of commencement of operations.

  E. USE OF ESTIMATES. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and revenues and expenses during the period. Actual results could differ from those estimates.

NOTE 3--INVESTMENTS

At April 30, 1997 the Portfolio held subordinated residential mortgage securities which the Valuation Committee of the Board of Trustees of AIST has determined to be illiquid. These securities are valued at $984,056 (representing 1.4% of the Portfolio's net assets). The fair value of these securities is determined under procedures approved by the Board of Trustees of AIST in the absence of readily ascertainable market values.

For the year ended April 30, 1997 the cost of purchases and the proceeds from sales of investments in the Portfolio were as follows:


                          PURCHASES        SALES
                        -------------  --------------
Trust I...............  $   1,577,378  $   12,691,111
Trust I-A.............      1,169,514       9,766,081
Trust II..............        104,926         395,429
Trust IV..............         48,205         243,766


------
   16

At October 31, 1996 the Trusts had capital loss carryforwards for federal income tax purposes as follows:


                           CAPITAL LOSS      EXPIRES
                           CARRYFORWARD    OCTOBER 31,
                          --------------  -------------
Trust I.................     $   534,000         1999
                                  14,000         2000
                               7,926,000         2002
                              48,702,000         2003
                              13,042,000         2004
                             -----------
                             $70,218,000
                             -----------
                             -----------

Trust I-A...............     $ 4,253,000         2002
                              28,118,000         2003
                               8,868,000         2004
                             -----------
                             $41,239,000
                             -----------
                             -----------

Trust II................     $ 2,284,000         2002
                               1,647,000         2003
                                 485,000         2004
                             -----------
                             $ 4,416,000
                             -----------
                             -----------

Trust IV................     $ 1,896,000         2002
                               2,043,000         2003
                                 416,000         2004
                             -----------
                             $ 4,355,000
                             -----------
                             -----------


NOTE 4--DISTRIBUTION PLANS

  A. TRUST I AND TRUST I-A DISTRIBUTION PLANS. Trust I and Trust I-A have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plans"), whereby they will provide daily compensation to Astra Fund Distributors Corp., the Trusts' principal underwriter (the "Principal Underwriter") in the form of sales commissions equal to 4% of the amount received by Trust I for each share sold and 5% of the amount received by Trust I-A for each share sold (excluding reinvestment of dividends and distributions) plus an interest fee calculated by applying the rate of 1% over prime rate to the outstanding balance of Uncovered Distribution Charges. Daily compensation payments will be made monthly and are limited to an annual rate of 0.75% of each Trust's daily net assets. During the six months ended April 30, 1997 the Principal Underwriter earned daily compensation of $162,642 from Trust I and $118,962 from Trust I-A. At April 30, 1997 Uncovered Distribution Charges (cumulative sales commissions and interest fees reduced by cumulative daily compensation and contingent deferred sales charges paid to the Principal Underwriter) were $12,002,957 for Trust I and $9,988,545 for Trust I-A.

     The Distribution Plans also provide for monthly payments to the Principal Underwriter of a trail or maintenance fee in an amount equal to an annual rate of 0.25% of the daily net assets of Trust I and Trust I-A. During the six months ended April 30, 1997 the Principal Underwriter earned maintenance fees of $54,214 from Trust I and $39,654 from Trust I-A.

  B. TRUST II AND TRUST IV DISTRIBUTION PLANS. Trust II and Trust IV have adopted distribution plans pursuant to rule 12b-1 under the 1940 Act (the "Distribution Plans"), whereby Trust II may pay up to a maximum annual rate of 0.25% of its average daily net assets and Trust IV may pay up to a maximum annual rate of 0.60% of its average daily net assets to the Principal Underwriter as reimbursement for expenses incurred in the distribution of the shares of Trust II and Trust IV. Pursuant to the Distribution Plans, the Principal Underwriter is entitled to reimbursement each month (up to a maximum of 0.25% of Trust II's daily net assets and 0.60% of Trust IV's daily net assets) for its actual expenses incurred in the distribution and promotion of Trust II's and Trust IV's shares, including the printing of prospectuses used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution related expenses, including any distribution or service fees paid to security dealers and others who have executed a

------
   17
     distribution or service agreement with the Principal Underwriter. The Distribution Plans provide that the Principal Underwriter may include as distribution expenses a portion of its overhead expenses directly attributable to the distribution of Trust II's and Trust IV's shares, including personnel and out-of-pocket costs. The Distribution Plans permit the Principal Underwriter to carryforward for a maximum of three years (without carrying charges) distribution expenses covered by the Distribution Plans for which it has not yet received reimbursement. At April 30, 1997, the Principal Underwriter had incurred $242,508 of distribution expenses in excess of amounts currently reimbursable by Trust II and $280,797 of distribution expenses in excess of amounts currently reimbursable by Trust IV. During the six months ended April 30, 1997, the Principal Underwriter received distribution expense reimbursements of $3,911 from Trust II and $4,107 from Trust IV. Distribution expenses incurred by the Principal Underwriter included $445 and $193 for the salaries and related costs of certain of its employees involved in the sales of Trust II's and Trust IV's shares, respectively.

NOTE 5--INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trusts invest substantially all of their assets in the Portfolio, which has the same investment objective as each of the Trusts. The Trustees of AIST establish the Portfolio's investment policies and supervise and review the operations and management of the Portfolio. For furnishing the Portfolio with investment advice and investment management and administrative services with respect to the Portfolio's assets, including making specific recommendations as to the purchase and sale of portfolio securities, furnishing requisite office space and personnel, and in general supervising and managing the Portfolio's investments subject to the ultimate supervision and direction of AIST's Trustees, the Manager is paid monthly a fee equal to 0.55% per annum of the first $500 million of average daily net assets of the Portfolio. The annual rate is reduced to 0.50% on net assets from $500 million to $1 billion and to 0.45% on net assets over $1 billion. The management fees paid by the Portfolio to the Manager are expenses of the Portfolio and reduce the net investment income available for distribution by the Portfolio to the Trusts. The Manager has agreed to reimburse the Portfolio and Trusts to the extent required so that the aggregate expenses do not exceed the expense limitations applicable under the securities laws or regulations of those states or jurisdictions in which the Trusts' shares are registered or qualified for sale. Accordingly, the Manager reimbursed Trust IV $1,344 during the six months ended April 30, 1997.

The Trusts have retained Atlas Holdings Group Inc. (the "Administrator") to provide administration for the Trusts pursuant to an administration agreement. These administrative services include supervising the preparation and filing of all documents required for compliance by the Trusts with applicable laws and regulations, supervising the maintenance of books and records and other general and administrative responsibilities. For providing these services the Administrator receives a fee equal to 0.10% of each Trust(1)s average daily net assets.

Certain officers and trustees of the Company are also officers and/or directors/trustees of AIST, the Administrator, the Manager, and the Principal Underwriter.

NOTE 6--EARLY WITHDRAWAL CHARGES

Shares of Trust I, Trust I-A and Trust IV which are redeemed may be subject to a contingent deferred sales charge. The contingent deferred sales charge is not imposed on shares acquired through the reinvestment of dividends and distributions or on the appreciation of the value of shares acquired over their purchase price. Redemption proceeds are applied first against shares not subject to the contingent deferred sales charge for purposes of calculating such charge. The contingent deferred sales charges are paid by the redeeming shareholder to the Principal Underwriter at the

------
   18
time of redemption. The contingent deferred sales charges for Trust I and Trust I-A are imposed at the rate of 4% for redemptions in the first year after purchase, declining to 3%, 2%, and 1% in the second, third and fourth years, respectively. The contingent deferred sales charges for Trust IV are imposed at the rate of 0.25% of redemptions within 3 months of the date of purchase. During the six months ended April 30, 1997 the Principal Underwriter received contingent deferred sales charges of $1,347 from redemptions of Trust I shares, $29,774 from redemptions of Trust I-A shares, and $-0- from redemptions of Trust IV shares.

NOTE 7--LEGAL MATTERS

Between December 1994 and July 1995, various complaints were filed by certain shareholders of the Astra Adjustable U.S. Government Securities Trusts and the Astra Adjustable Rate Securities Trusts (collectively, the "Astra Trusts") in the United States District Court for the Central District of California and in the Superior Court for the State of California against the Company and certain of its officers and trustees, AIST and certain of its officers and trustees, Astra Management Corporation, Astra Fund Distributors Corporation, and, Atlas Holdings Group Inc. and its principal stockholder and certain of its employees. These complaints have been consolidated in the United States District Court for the Central District of California in the matter referred to as "In re Pilgrim Securities Litigation."

The complaints alleged violations of the Securities Act of 1933 and the Investment Company Act of 1940 relating principally to disclosure concerning pricing and liquidity of portfolio securities held by the Portfolios of AIST. In August 1996, the parties reached a tentative settlement which provided for a dismissal of all claims with prejudice and the release of all defendants from liability arising from the litigation upon court approval. The settlement was subsequently approved by the court in March 1997 and, as a consequence, all claims were dismissed.

------
   19

            ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO PORTFOLIO OF INVESTMENTS AS OF APRIL 30, 1997 (UNAUDITED)
------------------------------

                                                                                                             MARKET
  PRINCIPAL                                                                         INTEREST                  VALUE
   AMOUNT                                                                             RATE*    MATURITY     (NOTE 2A)
-------------                                                                       ---------  ---------  -------------
                          ADJUSTABLE RATE MORTGAGE SECURITIES: 82.3%
                          U.S. GOVERNMENT AGENCY SECURITIES: 80.9%
  $ 3,536,305             Federal Home Loan Mtge. Corp., Pool 845249..............     7.818%   11/01/22  $ 3,655,655
    8,375,447             Federal Home Loan Mtge. Corp., Pool 635244..............     7.732%   03/01/25    8,590,068
    4,715,772             Federal National Mtge. Assoc., Pool 60680...............     6.071%   02/01/28    4,665,667
    6,657,265             Federal National Mtge. Assoc., Pool 190880..............     6.100%   11/01/28    6,586,532
    4,731,484             Federal National Mtge. Assoc., Pool 339016..............     6.073%   11/01/35    4,681,212
    5,601,937             Federal National Mtge. Assoc., Pool 8302................     6.875%   10/20/23    5,692,968
    3,439,677             Government National Mtge. Assoc., Pool 8421.............     7.125%   05/20/24    3,517,070
    3,870,513             Government National Mtge. Assoc., Pool 8963.............     7.500%   08/20/26    3,993,885
    3,460,225             Government National Mtge. Assoc., Pool 8984.............     7.500%   09/20/26    3,558,634
    5,804,503             Government National Mtge. Assoc., Pool 8991.............     6.500%   10/20/26    5,896,098
    6,838,016             Government National Mtge. Assoc., Pool 80001............     7.500%   10/20/26    7,060,252
                                                                                                          -----------
                          Total U.S. Government Agencies..........................                         57,898,041
                                                                                                          -----------
                          SUBORDINATED RESIDENTIAL MORTGAGE SECURITIES: 1.4%
   11,342,548  (R)(I)     Coast Federal Savings Bank 1991-1.......................     1.378%   06/01/20      983,196
    5,189,386  (R)(I)     Coast Federal Savings Bank 1991-2, Class B-1............     0.154%   11/25/21          859
   15,966,657  (R)(I)     Paine Webber Acceptance Corp 1991-1, Class B............     0.000%   02/21/21            1
                                                                                                          -----------
                          Total Subordinated Residential Mortgage
                                Securities........................................                            984,056
                                                                                                          -----------
                          Total Adjustable Rate Mortgage Securities
                                (Cost $88,226,764)................................                         58,882,097
                                                                                                          -----------
                          FIXED RATE MORTGAGE SECURITIES: 7.6%
                          SUBORDINATED RESIDENTIAL MORTGAGE SECURITIES: 7.6%
    7,771,780  (R)        USGI Capital Markets Group Inc, Multi Family 1992-1
                            (Cost $6,191,263).....................................     8.500%   09/30/07    5,455,012
                                                                                                          -----------
                          U.S. GOVERNMENT SECURITIES: 1.4%
    1,000,000             U.S. Government Treasury Note (Cost $993,906)...........     5.625%   11/30/98      992,290
                                                                                                          -----------
                          SHORT-TERM SECURITIES: 1.3%
                          U.S. GOVERNMENT AGENCY DISCOUNT NOTES: 1.3%
      935,000             Federal National Mtge. Assoc., Discount Note
                            (Cost $935,000).......................................     5.280%   05/01/97      935,000
                                                                                                          -----------
                          Total Investments in Securities
                                (Cost $96,346,933**)..............................                  92.6%  66,264,399
                          Other Assets in Excess of Liabilities -- Net............                   7.4%   5,329,221
                                                                                               ---------  -----------
                          Total Net Assets........................................                 100.0% $71,593,620
                                                                                               ---------  -----------
                                                                                               ---------  -----------

------------------
(R)  Restricted securities (See Note 3).
 (l) Illiquid securities (See Note 3).
  * Rates shown are as of April 30, 1997. Interest rates on adjustable rate mortgage securities reset periodically.
 ** Cost for Federal income tax purposes is $96,346,933 and net unrealized depreciation consists of:


                 Gross Unrealized Appreciation........................................  $    243,417
                 Gross Unrealized Depreciation........................................   (30,325,951)
                                                                                        ------------
                 Net Unrealized Depreciation..........................................  $(30,082,534)
                                                                                        ------------
                                                                                        ------------

                       See Notes to Financial Statements

------
   20

            ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO STATEMENT OF ASSETS AND LIABILITIES
            APRIL 30, 1997 (UNAUDITED)
------------------------------

ASSETS:
  Investments in securities at value (identified cost $96,346,933) (Notes 2A and 3)...............  $  66,264,399
  Cash............................................................................................          1,453
  Receivables:
    Interest......................................................................................        508,283
    Principal repayments..........................................................................        343,644
    Securities sold...............................................................................      4,912,704
                                                                                                    -------------
      Total Assets................................................................................     72,030,483
                                                                                                    -------------
LIABILITIES:
  Distributions payable to Trusts.................................................................        355,867
  Accrued expenses................................................................................         80,996
                                                                                                    -------------
      Total Liabilities...........................................................................        436,863
                                                                                                    -------------
NET ASSETS........................................................................................  $  71,593,620
                                                                                                    -------------
                                                                                                    -------------
Net asset value per share ($71,593,620/897,978 shares)............................................  $       79.73
                                                                                                    -------------
                                                                                                    -------------
At April 30, 1997 the components of net assets were as follows:
  Paid-in capital.................................................................................  $ 208,913,146
  Accumulated net realized loss on investments....................................................   (107,329,161)
  Undistributed net investment income.............................................................         92,169
  Net unrealized depreciation of investments......................................................    (30,082,534)
                                                                                                    -------------
      Net Assets..................................................................................  $  71,593,620
                                                                                                    -------------
                                                                                                    -------------

            STATEMENT OF OPERATIONS
            SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
------------------------------

INVESTMENT INCOME:
  INCOME:
    Interest......................................................................................   $  3,138,561
                                                                                                     ------------
  EXPENSES:
    Investment management fee (Note 4)............................................................        219,111
    Recordkeeping fees............................................................................        179,798
    Custody fees..................................................................................         31,317
    Professional fees.............................................................................         30,231
    Miscellaneous.................................................................................          1,909
    Amortization of organization expense (Note 2E)................................................          1,047
                                                                                                     ------------
      Total expenses..............................................................................        463,413
                                                                                                     ------------
         Net investment income....................................................................      2,675,148
                                                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments..............................................................       (590,541)
    Net change in unrealized depreciation of investments..........................................      2,934,052
                                                                                                     ------------
      Net loss on investments.....................................................................      2,343,511
                                                                                                     ------------
         Net increase in net assets resulting from operations.....................................   $  5,018,659
                                                                                                     ------------
                                                                                                     ------------

                       See Notes to Financial Statements

------
   21

            ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO STATEMENT OF CHANGES IN NET ASSETS
--------------------------------


                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                   APRIL 30,         YEAR ENDED
                                                                                     1997           OCTOBER 31,
                                                                                 (UNAUDITED)           1996
                                                                                --------------    --------------
OPERATIONS:
  Net investment income......................................................     $  2,675,148      $  8,585,041
  Net realized loss on investments...........................................         (590,541)      (11,996,528)
  Net change in unrealized depreciation of investments.......................        2,934,052         9,539,824
                                                                                  ------------      ------------
  Net increase in net assets resulting from operations.......................        5,018,659         6,128,337

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income ($2.527 and $5.207
    per share, respectively).................................................       (2,582,979)       (8,326,081)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets derived from the net change in
    the number of outstanding shares (a).....................................      (20,194,570)      (81,042,207)
                                                                                  ------------      ------------
      Total decrease in net assets...........................................      (17,758,890)      (83,239,951)
Net assets at the beginning of the period....................................       89,352,510       172,592,461
                                                                                  ------------      ------------
NET ASSETS at the end of the period..........................................     $ 71,593,620      $ 89,352,510
                                                                                  ------------      ------------
                                                                                  ------------      ------------

------------------
(a) A summary of capital share transactions is as follows:

                                                           SIX MONTHS ENDED                 YEAR ENDED
                                                      APRIL 30, 1997 (UNAUDITED)         OCTOBER 31, 1996
                                                      ---------------------------  -----------------------------
                                                        SHARES         VALUE          SHARES          VALUE
                                                      ----------  ---------------  ------------  ---------------
Shares sold.........................................       1,710     $    135,425         5,180     $    399,587
Shares issued in payment of
  distributions to shareholders.....................      35,041        2,751,817       109,930        8,539,069
Shares repurchased..................................    (293,498)     (23,081,812)   (1,158,946)     (89,980,863)
                                                        --------     ------------    ----------     ------------
  Net decrease......................................    (256,747)    $(20,194,570)   (1,043,836)    $(81,042,207)
                                                        --------     ------------    ----------     ------------
                                                        --------     ------------    ----------     ------------

                       See Notes to Financial Statements

------
   22

            ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------

                                                                                                          NOVEMBER 27, 1991
                                                                                                          (COMMENCEMENT OF
                                       SIX MONTHS ENDED                YEAR ENDED OCTOBER 31,              OPERATIONS) TO
                                        APRIL 30, 1997   -----------------------------------------------     OCTOBER 31,
                                          (UNAUDITED)       1996       1995          1994       1993            1992
                                       ----------------  ---------  ---------     ---------  -----------  -----------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period........................            $77.380       $78.500    $ 88.650     $  98.410  $    99.600    $    100.000
                                            -------       -------    --------     ---------  -----------    ------------
Income (loss) from investment
  operations--
  Net investment income.........              2.630         5.437       5.750(b)      5.890        6.040          7.539
  Net realized and unrealized
    loss on investments.........              2.247        (1.350)    (11.072)(b)   (10.864)      (0.601)         (0.419)
                                            -------       -------    --------     ---------  -----------    ------------
      Total from investment
        operations..............              4.877         4.087      (5.322)       (4.974)       5.439           7.120
                                            -------       -------    --------     ---------  -----------    ------------
Less distributions--
  Distributions from net
    investment income...........              2.527         5.207       4.828         4.786        6.061           7.520
  Distributions from paid-in
    capital.....................                 --            --          --            --        0.568              --
                                            -------       -------    --------     ---------  -----------    ------------
      Total distributions.......              2.527         5.207       4.828         4.786        6.629           7.520
                                            -------       -------    --------     ---------  -----------    ------------
Net asset value, end of
  period........................            $79.730       $77.380    $ 78.500     $  88.650  $    98.410    $     99.600
                                            -------       -------    --------     ---------  -----------    ------------
                                            -------       -------    --------     ---------  -----------    ------------
TOTAL RETURN....................               6.38%         5.41%      (6.00%)       (5.25%)       5.62%           7.80%(a)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)....................            $71,594       $89,353    $172,592      $535,353  $ 1,294,248    $  1,111,565
Ratio to average net assets--
  Expenses......................               1.16%(a)      0.94%       0.86%         0.62%        0.61%           0.64%(a)
  Net investment income.........               6.72%(a)      6.94%       7.14%         6.17%        6.66%           7.90%(a)
Portfolio turnover rate.........                 78%          297%        108%           83%          87%            152%

------------------
(a) Annualized
(b) Based upon average shares outstanding throughout the period.

                       See Notes to Financial Statements

------
   23

            ASTRA INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES PORTFOLIO NOTES TO FINANCIAL STATEMENTS
            APRIL 30, 1997 (UNAUDITED)
------------------------------

NOTE 1--ORGANIZATION

Astra Institutional Securities Trust (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was organized as a Massachusetts Business Trust on September 4, 1991 with an unlimited number of shares of beneficial interest without par value. The Company offers shares in two non-diversified series, Astra Institutional Adjustable U.S. Government Securities Portfolio (the "Portfolio") and Astra Institutional Adjustable Rate Securities Portfolio. The Portfolio is structured to serve as the investment vehicle for four affiliated open-end management investment companies: Astra Adjustable U.S. Government Securities Trust I, I-A, II and IV (collectively, the "Trusts"). The Trusts invest substantially all of their net assets in the Portfolio, which has the same investment objective as that of the Trusts.

The Portfolio's investment objective is to seek high current income consistent with low volatility of principal. The Portfolio seeks to achieve its investment objective by investing at least 65% of its assets in adjustable rate mortgage securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Portfolio invests the remainder of its assets generally in mortgage securities issued or sponsored by commercial banks, savings and loan associations, mortgage bankers or other financial institutions, that have no government guarantee and that are senior or subordinated to other mortgage securities arising out of the same pool of mortgages. The Portfolio has experienced a reduction in net asset value per share due to adverse market conditions for adjustable rate mortgage securities, including subordinated residential mortgage securities. Although Astra Management Corp. (the "Manager") believes that under normal market conditions the Portfolio's investment objective can be achieved, there can be no assurance that the adverse market conditions will not continue. In addition, as the Trusts have experienced a high rate of shareholders redemptions, cash and cash equivalents have been maintained in order to meet such redemptions, which has the effect of reducing yield. The Manager intends to maintain this position until such time as the market for subordinated residential mortgage securities normalizes and redemption rates stabilize. There can be no assurance that the Portfolio's investment objective will be achieved.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

  A. SECURITY VALUATION. A valuation committee of the Board of Trustees is responsible for establishing security valuation policies, reviewing the valuation of portfolio securities, monitoring the level of illiquid securities and reviewing liquidity determinations. The Company considers to be illiquid all securities which cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio values the security. Additionally, interest rate swap contracts, interest-only and principal-only mortgage backed securities, and special hazard certificates are treated as illiquid securities in accordance with Securities and Exchange Commission policy. Liquid securities are valued primarily using prices provided by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield and other data relating to instruments or securities with similar characteristics, and secondarily based upon market quotations and/or other available information. Securities for which reliable market information or pricing service quotes are not

------
   24
     readily available, including illiquid securities, are valued at fair value as determined in good faith by, or under procedures established by, the Board of Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Manager. The Manager reports, as necessary, to the Trustees of the Company regarding portfolio valuation determinations. Short-term securities with less than sixty days remaining to maturity when acquired by the Portfolio will be valued on an amortized cost basis by the Portfolio when the Board of Trustees has determined that amortized cost is fair value.

  B. FEDERAL INCOME TAXES. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  C. SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS. As is common in the industry, security transactions are accounted for on the trade date. Interest income on adjustable rate mortgage securities is recorded on the accrual basis at current interest rates. Dividends to shareholders from net investment income are declared daily and paid or reinvested monthly. Discounts and premiums on debt securities are amortized in accordance with the provisions of the Internal Revenue Code.

  D. INTEREST RATE SWAP CONTRACTS. The Portfolio may enter into interest rate swap contracts as a hedging technique. Interest rate swap contracts are marked-to-market daily using market quotations or independent pricing services. The change in market value is recorded by the Portfolio as an unrealized gain or loss. Interest income (expense) is accrued daily on the contract's notional amount and applicable interest rates. Interest rate swap contracts may expose the Portfolio to risks resulting from unanticipated movements in interest rates or the failure of the counterparty to the agreement to perform in accordance with the terms of the contract.

  E. DEFERRED ORGANIZATION EXPENSES. All of the Portfolio's expenses in connection with its organization are being borne by the Portfolio and will be amortized on a straight-line basis over a period of five years.

  F. USE OF ESTIMATES. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and revenues and expenses during the period. Actual results could differ from those estimates.

NOTE 3--INVESTMENTS

For the six months ended April 30, 1997, the cost of purchases and the proceeds from sales of investments and principal repayments, excluding short-term securities, aggregated $60,040,175 and $80,044,888 respectively.

On April 30, 1997, the Portfolio held restricted securities (i.e., securities which may not be publicly sold without registration under the Federal Securities Act of 1933 (the " '33 Act") or without an exemption under the '33 Act). The valuation committee of the Board has reviewed the trading markets for certain of the Portfolio's restricted securities and has determined that they are liquid and readily marketable. At April 30, 1997 other restricted securities having a market value of $984,056, representing 1.4% of the Portfolio's net assets have been determined to be illiquid. On April 30, 1997, and on the acquisition dates of the restricted securities, there were no market quotations available for unrestricted securities of the same class. Dates of acquisition and costs of restricted securities are as follows:

------
   25

   PRINCIPAL                                                                   DATE(S) OF
     AMOUNT                                                                    ACQUISITION              COST
----------------                                                        -------------------------  --------------
$     11,342,548  Coast Federal Savings Bank 1991-1...................    06/27/91 TO 08/02/91        $10,161,870
       5,189,386  Coast Federal Savings Bank 1991-2,
                    Class B-1...........................................        12/04/91                4,392,075
      15,966,657  PaineWebber Mortgage Acceptance Corp
                    1991-1, Class B.....................................  10/24/91 TO 12/11/91         15,895,255
       7,771,780  USGI Capital Markets Group Inc, Multi Family
                    1992-1..............................................        09/28/92                6,191,263
                                                                                                      -----------
                  Total restricted securities (Market Value of
                    $6,439,068 was 9.0% of net assets at April 30,
                    1997).............................................                                $36,640,463
                                                                                                      -----------
                                                                                                      -----------

At October 31, 1996 the Portfolio had a capital loss carryforward for Federal income tax purposes of $106,739,000 of which $6,618,000 expires in 2000, $4,385,000 in 2001, $25,842,000 in 2002, $58,186,000 in 2003 and $11,708,000 in
2004.

NOTE 4-- INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager provides the Portfolio with investment management and administrative services under an Investment Management Agreement. The Manager furnishes all investment advice, office space and salaries of personnel needed by the Portfolio, except those involved with record-keeping, daily net asset value calculations, placing orders for the execution of portfolio transactions, shareholder servicing, and maintaining registration of shares under state securities laws. As compensation for its services, the Manager is paid monthly a fee which is equal to the annual rate of 0.55% of the first $500 million of average daily net assets, 0.50% on net assets from $500 million to $1 billion and 0.45% on net assets over $1 billion. The Manager has agreed to reimburse the Portfolio and Trusts to the extent required so that the aggregate expenses do not exceed the expense limitations applicable to the Portfolio and Trusts under the securities laws or regulations of those states or jurisdictions in which the Trusts' shares are registered or qualified for sale.

Certain officers and trustees of the Company are also officers and/or directors of the Trusts and the Manager.

NOTE 5--LEGAL MATTERS

Between December 1994 and July 1995, various complaints were filed by certain shareholders of Astra Adjustable U.S. Government Securities Trusts I, I-A, II, III and IV and Astra Adjustable Rate Securities Trusts I, I-A, II, III and IV (collectively, the "Astra Trusts") in the United States District Court for the Central District of California and in the Superior Court for the State of California against the Company and certain of its officers and trustees, the Astra Trusts and certain of their officers and trustees, Astra Management Corporation, Astra Fund Distributors Corporation, and, Atlas Holdings Group Inc. and its principal stockholder and certain of its employees. These complaints have been consolidated in the United States District Court for the Central District of California in the matter referred to as "In re Pilgrim Securities Litigation."

The complaints alleged violations of the Securities Act of 1933 and the Investment Company Act of 1940 relating principally to disclosure concerning pricing and liquidity of portfolio securities held by the two Portfolios of the Company. In August 1996, the parties reached a tentative settlement which provided for a dismissal of all claims with prejudice and the release of all defendants from liability arising from the litigation upon court approval. The settlement was subsequently approved by the court in March 1997 and, as a consequence, all claims were dismissed.

------
   26

            ASTRA GROUP
            FAMILY OF FUNDS
------------------------------

            ADJUSTABLE-INCOME FUNDS
------------------------------

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I-A

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV

ASTRA ADJUSTABLE RATE SECURITIES TRUST I

ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A

ASTRA ADJUSTABLE RATE SECURITIES TRUST IV




            FIXED-INCOME FUNDS
------------------------------

ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST

ASTRA SHORT-TERM MULTI-MARKET INCOME FUND I

ASTRA SHORT-TERM MULTI-MARKET INCOME FUND II

------------------
Prospectuses containing more complete information about the Funds, including charges and expenses, may be obtained from Astra Fund Distributors Corp. Read the Prospectus carefully before you invest or send money.

------
   27

-------------------------------------------------------------------------------
11400 West Olympic Blvd.
Suite 200
Los Angeles, CA 90064

-------------------------------------------------------------------------------




ASTRA ADJUSTABLE U.S.
GOVERNMENT SECURITIES
I, I-A, II, IV


INVESTMENT MANAGER
Astra Management Corp.
11400 West Olympic Blvd.
Suite 200
Los Angeles, CA 90064
1-310-445-8850

PRINCIPAL UNDERWRITER
Astra Fund Distributors Corp.
11400 West Olympic Blvd.
Suite 200
Los Angeles, CA 90064
1-800-219-1080

SHAREHOLDER SERVICING AGENT
DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141
1-800-441-7267

TRANSFER AGENT
Investors Fiduciary Trust Company
c/o DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141


This report is submitted for the general information of the shareholders of the Trusts. It is not authorized for distribution to prospective investors in the Trusts unless preceded or accompanied by an effective prospectus which includes details regarding the Trusts' objectives, policies, sales commissions and other information.



USG 0697 7.0      AST 705109



                                                                  ASTRA
                                                                    ARM
                                                                  FUNDS


                                                     SEMI-ANNUAL REPORT
                                                         APRIL 30, 1997


                                                       ASTRA ADJUSTABLE
                                             U.S. GOVERNMENT SECURITIES
                                                  TRUSTS I, I-A, II, IV


                                                      [GRAPHIC OMITTED]
                                               [PHOTOGRAPH OF AN EAGLE]








                                                           [ASTRA LOGO]
                                                                  ASTRA